UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	3-31

Date of reporting period:	9-30-2011

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT   SEPTEMBER 30, 2011

Inflation-Adjusted Bond Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	14
Statement of Operations	15
Statement of Changes in Net Assets	16
Notes to Financial Statements	17
Financial Highlights	23
Approval of Management Agreement	26
Additional Information	31

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2011. This report offers a macroeconomic and financial market overview of the period, followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated March 31, 2012, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

This reporting period differed dramatically from the six months that preceded it. As the period covered by this report opened in April 2011, U.S. stocks were approaching the crest of an eight-month rally, originating back in late August 2010, which pushed the broad market approximately 30% higher. At the same time, the 10-year U.S. Treasury yield climbed above 3.50%, responding to global growth and inflation pressures.

All of that changed during the late spring and summer of 2011. High fuel prices, declining U.S. home values, elevated U.S. unemployment rates, natural disasters, a near-default on U.S. government debt, a U.S. debt rating downgrade, and a resurgence of the European sovereign debt crisis ebbed the economic tide globally and in the U.S.

Investors’ risk tolerance reversed as recession fears re-emerged. A full-blown flight to safety ensued by mid-summer, sending U.S. Treasury yields to record lows, boosting the U.S. dollar, and undermining stock prices, both domestically and abroad. By September 30, the financial markets had priced in recessionary expectations.

Fundamental signs of economic resilience remained, however, particularly in corporate earnings, with potentially more monetary and fiscal stimuli on the way. The Federal Reserve resurrected “Operation Twist,” an attempt to further lower long-term interest rates, and the Obama administration worked to implement job-creation legislation.

We don’t think there will be a double-dip recession, but we do believe we face another period of slow, sub-par economic growth. We appreciate your continued trust in us during these uncertain times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of September 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ACITX	8.26%	9.00%	6.82%	6.68%	6.38%	2/10/97
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index	—	8.33%	9.87%	7.10%	7.17%	7.00%(2)	—
Institutional Class	AIANX	8.39%	9.21%	7.04%	—	6.25%	10/1/02
A Class(3) No sales charge* With sales charge*	AIAVX	8.13% 3.30%	8.67% 3.77%	6.54% 5.56%	6.41% 5.93%	6.58% 6.21%	6/15/98
C Class No sales charge* With sales charge*	AINOX	7.74% 6.74%	7.93% 7.93%	— —	— —	8.82% 8.82%	3/1/10
R Class	AIARX	7.95%	8.46%	—	—	9.36%	3/1/10

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 2/28/97, the date nearest the Investor Class’s inception for which data are available.
(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.48%	0.28%	0.73%	1.48%	0.98%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Fund Characteristics

SEPTEMBER 30, 2011
Portfolio at a Glance
Average Duration (effective)	6.4 years
Weighted Average Life	9.7 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	88.5%
Corporate Bonds	4.8%
Commercial Mortgage-Backed Securities	3.7%
Collateralized Mortgage Obligations	2.8%
Municipal Securities	0.1%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	(0.4)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period(1) 4/1/11 – 9/30/11	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,082.60	$2.50	0.48%
Institutional Class	$1,000	$1,083.90	$1.46	0.28%
A Class	$1,000	$1,081.30	$3.80	0.73%
C Class	$1,000	$1,077.40	$7.69	1.48%
R Class	$1,000	$1,079.50	$5.09	0.98%
Hypothetical
Investor Class	$1,000	$1,022.60	$2.43	0.48%
Institutional Class	$1,000	$1,023.60	$1.42	0.28%
A Class	$1,000	$1,021.35	$3.69	0.73%
C Class	$1,000	$1,017.60	$7.47	1.48%
R Class	$1,000	$1,020.10	$4.95	0.98%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

Schedule of Investments

SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value
U.S. Treasury Securities — 88.5%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	$210,065,907	$ 259,891,020
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	148,913,184	177,253,299
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27(1)	114,486,066	143,384,867
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28(1)	46,963,323	54,495,817
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28(1)	128,860,149	185,629,100
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(1)	73,384,878	94,311,017
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(1)	154,564,774	232,885,682
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32(1)	44,909,952	66,368,511
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(1)	75,136,492	95,834,266
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41(1)	95,547,458	122,524,709
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)	35,094,308	36,750,338
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)	165,056,163	175,307,636
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14(1)	52,512,113	55,022,875
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	188,558,954	202,892,451
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	156,603,916	168,532,749
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)	126,998,424	132,167,641
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)	113,178,623	124,284,275
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)	139,297,582	154,838,038
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16(1)	116,189,950	120,029,679
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)	111,916,972	128,599,652
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)	113,270,334	130,296,338
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17(1)	90,274,881	106,404,474
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(1)	117,324,715	131,412,832
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(1)	15,666,704	17,386,376
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	91,353,528	106,541,052
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19(1)	51,961,548	59,889,737
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20(1)	107,836,776	120,195,841
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20(1)	127,028,312	140,465,494
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21(1)	221,925,258	242,592,048
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21(1)	82,080,406	85,767,622
TOTAL U.S. TREASURY SECURITIES (Cost $3,454,604,148)		3,871,955,436
Corporate Bonds — 4.8%
AEROSPACE AND DEFENSE — 0.1%
L-3 Communications Corp., 5.20%, 10/15/19(1)	900,000	952,358
Lockheed Martin Corp., 4.25%, 11/15/19(1)	3,000,000	3,271,743
		4,224,101
BEVERAGES — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(1)	3,120,000	4,062,318

Principal Amount	Value
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20(1)	$ 4,030,000	$ 4,709,402
Coca-Cola Co. (The), 3.625%, 3/15/14(1)	2,440,000	2,603,826
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(1)	3,540,000	3,661,394
		15,036,940
CHEMICALS — 0.1%
Dow Chemical Co. (The), 2.50%, 2/15/16(1)	3,480,000	3,432,710
COMMERCIAL BANKS†
PNC Funding Corp., 3.625%, 2/8/15(1)	980,000	1,029,327
COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39(1)	2,675,000	3,233,401
CONSUMER FINANCE — 0.2%
Credit Suisse (New York), 5.30%, 8/13/19(1)	3,240,000	3,282,548
Credit Suisse AG, 5.40%, 1/14/20(1)	980,000	944,213
John Deere Capital Corp., MTN, 4.90%, 9/9/13(1)	1,500,000	1,612,515
PNC Bank N.A., 6.00%, 12/7/17(1)	1,200,000	1,321,220
		7,160,496
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Bank of America Corp., 6.50%, 8/1/16(1)	4,570,000	4,545,633
Citigroup, Inc., 6.01%, 1/15/15(1)	4,340,000	4,617,977
General Electric Capital Corp., 3.75%, 11/14/14(1)	4,640,000	4,849,589
General Electric Capital Corp., 5.625%, 9/15/17(1)	200,000	219,834
General Electric Capital Corp., 4.375%, 9/16/20(1)	1,200,000	1,225,025
General Electric Capital Corp., MTN, 6.00%, 8/7/19(1)	1,350,000	1,523,865
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)	3,980,000	4,452,569
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(1)	2,000,000	1,992,022
Morgan Stanley, 4.20%, 11/20/14(1)	3,230,000	3,162,596
Morgan Stanley, 7.30%, 5/13/19(1)	1,240,000	1,281,118
		27,870,228
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc., 6.70%, 11/15/13(1)	1,820,000	2,023,041
AT&T, Inc., 6.55%, 2/15/39(1)	3,250,000	3,871,855
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(1)	3,900,000	4,620,190
Verizon Communications, Inc., 6.10%, 4/15/18(1)	3,970,000	4,745,567
		15,260,653
FOOD AND STAPLES RETAILING — 0.1%
Wal-Mart Stores, Inc., 3.25%, 10/25/20(1)	5,280,000	5,488,576
FOOD PRODUCTS — 0.3%
HJ Heinz Co., 2.00%, 9/12/16	2,560,000	2,572,234
Kraft Foods, Inc., 6.125%, 2/1/18(1)	2,450,000	2,882,562
Kraft Foods, Inc., 5.375%, 2/10/20(1)	6,970,000	7,911,815
Mead Johnson Nutrition Co., 5.90%, 11/1/39(1)	1,300,000	1,547,039
		14,913,650
GAS UTILITIES — 0.2%
Enterprise Products Operating LLC, 3.70%, 6/1/15(1)	2,500,000	2,614,108
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20(1)	2,990,000	3,250,725
Williams Partners LP, 4.125%, 11/15/20(1)	1,690,000	1,682,447
		7,547,280
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Stryker Corp., 3.00%, 1/15/15(1)	1,450,000	1,530,844
Stryker Corp., 2.00%, 9/30/16(1)	3,720,000	3,745,013
		5,275,857
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17(1)	2,970,000	3,306,884
INSURANCE — 0.1%
Boeing Capital Corp., 2.125%, 8/15/16(1)	3,680,000	3,730,563
Prudential Financial, Inc., MTN, 2.75%, 1/14/13(1)	1,300,000	1,311,978
		5,042,541
INTERNET SOFTWARE AND SERVICES — 0.1%
eBay, Inc., 3.25%, 10/15/20(1)	4,390,000	4,378,389
IT SERVICES — 0.1%

Principal Amount	Value
International Business Machines Corp., 1.95%, 7/22/16	$ 3,970,000	$ 4,012,197
MEDIA — 0.5%
Comcast Corp., 5.90%, 3/15/16(1)	1,880,000	2,154,253
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15(1)	3,300,000	3,446,078
NBCUniversal Media LLC, 5.15%, 4/30/20(1)	3,340,000	3,673,860
NBCUniversal Media LLC, 4.375%, 4/1/21	3,600,000	3,710,304
News America, Inc., 6.90%, 8/15/39(1)	3,630,000	4,157,642
Time Warner Cable, Inc., 8.25%, 2/14/14(1)	1,210,000	1,376,479
Time Warner, Inc., 4.875%, 3/15/20(1)	3,270,000	3,489,201
		22,007,817
METALS AND MINING — 0.2%
Anglo American Capital plc, 4.45%, 9/27/20(1)(2)	630,000	633,052
Barrick North America Finance LLC, 4.40%, 5/30/21	3,000,000	3,086,934
Newmont Mining Corp., 6.25%, 10/1/39(1)	1,980,000	2,250,591
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	2,310,000	2,309,203
		8,279,780
MULTI-UTILITIES — 0.3%
Dominion Resources, Inc., 6.40%, 6/15/18(1)	3,250,000	3,919,006
Duke Energy Ohio, Inc., 2.10%, 6/15/13(1)	1,950,000	1,985,178
FirstEnergy Solutions Corp., 6.05%, 8/15/21(1)	2,600,000	2,888,600
Pacific Gas & Electric Co., 6.25%, 12/1/13(1)	1,820,000	2,009,902
PG&E Corp., 5.75%, 4/1/14(1)	1,380,000	1,514,677
Sempra Energy, 6.50%, 6/1/16(1)	1,250,000	1,464,923
		13,782,286
OIL, GAS AND CONSUMABLE FUELS — 0.4%
Chevron Corp., 3.95%, 3/3/14	2,440,000	2,630,659
ConocoPhillips, 4.75%, 2/1/14(1)	5,990,000	6,522,643
Occidental Petroleum Corp., 1.75%, 2/15/17	1,000,000	994,506
Shell International Finance BV, 4.30%, 9/22/19(1)	3,240,000	3,650,275
Talisman Energy, Inc., 7.75%, 6/1/19(1)	1,700,000	2,093,480
		15,891,563
PHARMACEUTICALS — 0.1%
Abbott Laboratories, 5.30%, 5/27/40(1)	940,000	1,127,787
Roche Holdings, Inc., 6.00%, 3/1/19(1)(2)	2,130,000	2,609,454
		3,737,241
SOFTWARE — 0.3%
Adobe Systems, Inc., 3.25%, 2/1/15(1)	4,800,000	5,045,942
Oracle Corp., 5.75%, 4/15/18(1)	5,000,000	5,971,765
		11,017,707
SPECIALTY RETAIL — 0.1%
Lowe’s Cos., Inc., 2.125%, 4/15/16(1)	3,310,000	3,362,639
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
America Movil SAB de CV, 5.00%, 3/30/20(1)	1,350,000	1,439,100
Cellco Partnership / Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)	2,320,000	2,540,470
Cellco Partnership / Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)	1,560,000	2,083,927
		6,063,497
TOTAL CORPORATE BONDS (Cost $200,546,673)		211,355,760
Commercial Mortgage-Backed Securities(3) — 3.7%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39(1)	7,200,000	7,544,761
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.115%, 10/10/11(1)	6,650,000	7,270,159
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.176%, 10/10/11(1)	6,600,000	6,653,694
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.409%, 10/15/11(1)(2)	7,262,350	6,582,024
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.979%, 10/10/11(1)	3,900,000	3,921,698

Principal Amount	Value
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.569%, 8/10/42(1)	$ 6,760,000	$ 6,823,642
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.799%, 10/10/11(1)	4,450,000	4,703,421
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4 SEQ, 4.964%, 8/10/38(1)	10,965,626	10,974,805
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.396%, 10/10/11(1)	19,000,000	20,244,585
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.761%, 7/10/39(1)	8,750,000	9,251,121
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.751%, 7/10/39(1)	17,175,000	18,286,609
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.497%, 10/15/11(1)	8,650,000	9,312,495
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class AJ SEQ, 4.843%, 7/15/40(1)	5,000,000	4,256,260
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 SEQ, 4.954%, 9/15/30(1)	3,000,000	3,254,295
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.017%, 10/15/11(1)	7,500,000	7,363,684
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A4 SEQ, VRN, 5.197%, 10/15/11(1)	10,000,000	10,933,555
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.263%, 10/15/11(1)	6,500,000	6,578,910
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007-LLFA, Class A1, VRN, 0.529%, 10/15/11(1)(2)	7,985,912	7,799,087
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 10/15/11(1)	10,201,450	10,364,525
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $163,525,225)		162,119,330
Collateralized Mortgage Obligations(3) — 2.8%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 2.2%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	6,714,172	6,951,031
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	6,637,945	6,922,743
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(1)	4,631,654	4,739,620
Banc of America Mortgage Securities, Inc., Series 2004-8, Class 5A1, 6.50%, 5/25/32(1)	5,070,760	5,328,811
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33(1)	7,500,000	7,723,271
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	6,641,767	6,901,121
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(1)	8,168,638	8,531,713
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.141%, 10/18/11	5,633,288	5,810,306
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 10/25/11	5,519,175	5,517,732
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33(1)	6,647,021	7,047,139
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-11, Class 1A10 SEQ, 4.75%, 10/25/18(1)	8,060,925	8,304,470
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34(1)	6,839,382	7,193,289

Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(1)	$ 7,017,611	$ 7,406,229
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	5,276,521	5,453,163
		93,830,638
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	17,900,000	19,629,346
FHLMC, Series 3794, Class LB SEQ, 3.50%, 1/15/26	7,665,877	8,159,825
		27,789,171
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $120,320,652)		121,619,809
Municipal Securities — 0.1%
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.918%, 4/1/40(1)	855,000	1,120,110
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.716%, 7/1/39(1)	295,000	346,289
Texas GO, (Building Bonds), 5.517%, 4/1/39(1)	1,750,000	2,207,485
TOTAL MUNICIPAL SECURITIES (Cost $2,898,843)		3,673,884

	Shares	Value
Temporary Cash Investments — 0.5%
Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/14, valued at $6,956,179), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $6,816,890)
		$ 6,816,884
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $5,986,849), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $5,843,048)		5,843,043
SSgA U.S. Government Money Market Fund	9,318,280	9,318,280
TOTAL TEMPORARY CASH INVESTMENTS (Cost $21,978,207)		21,978,207
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $3,963,873,748)		4,392,702,426
OTHER ASSETS AND LIABILITIES — (0.4)%		(17,596,936)
TOTAL NET ASSETS — 100.0%		$4,375,105,490

Total Return Swap Agreements
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$40,800,000	U.S. CPI Urban Consumers NSA Index	Receive	1.57%	9/8/14	$(181,903)
Bank of America N.A.	32,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33%	1/22/15	(877,298)
Bank of America N.A.	1,075,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28%	1/21/16	(13,675)
Bank of America N.A.	44,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.87%	9/21/16	(233,899)
Bank of America N.A.	4,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42%	4/1/18	(131,480)
Bank of America N.A.	8,700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.51%	3/30/19	(337,356)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66%	12/4/19	(268,944)
Bank of America N.A.	50,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.62%	3/18/20	(2,429,378)
Bank of America N.A.	4,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67%	4/1/22	(238,945)
Barclays Bank plc	44,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.45%	1/16/12	(260,342)
Barclays Bank plc	46,100,000	U.S. CPI Urban Consumers NSA Index	Receive	1.58%	9/6/13	(291,648)
Barclays Bank plc	54,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.66%	9/12/14	(390,076)
Barclays Bank plc	55,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.69%	9/22/14	(456,472)
Barclays Bank plc	49,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.77%	9/23/14	(522,474)
Barclays Bank plc	38,900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30%	1/11/16	(532,719)
Barclays Bank plc	24,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74%	4/25/17	(1,909,294)
Barclays Bank plc	29,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90%	12/21/27	(3,689,576)
						$(12,765,479)

Notes to Schedule of Investments

CPI = Consumer Price Index
FHLMC = Federal Home Loan Mortgage Corporation
GO = General Obligation
LB-UBS = Lehman Brothers, Inc. — UBS AG
MASTR = Mortgage Asset Securitization Transactions, Inc.
MTN = Medium Term Note
NSA = Not Seasonally Adjusted
PHHMC = PHH Mortgage Corporation
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†Category is less than 0.05% of total net assets.

(1)	Security, or a portion thereof, has been segregated for swap agreements. At the period end, the aggregate value of securities pledgedwas $12,766,000.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $17,623,617, which represented 0.4% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,963,873,748)	$4,392,702,426
Receivable for capital shares sold	5,273,725
Interest receivable	20,108,512
4,418,084,663

Liabilities
Payable for investments purchased	19,961,673
Payable for capital shares redeemed	8,492,407
Swap agreements, at value	12,765,479
Accrued management fees	1,586,523
Distribution and service fees payable	173,091
42,979,173

Net Assets	$4,375,105,490

Net Assets Consist of:
Capital paid in	$3,836,638,613
Undistributed net investment income	106,486,777
Undistributed net realized gain	15,916,901
Net unrealized appreciation	416,063,199
$4,375,105,490

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$2,943,429,283	229,927,928	$12.80
Institutional Class	$642,847,741	50,186,537	$12.81
A Class	$765,675,094	60,041,971	$12.75	*
C Class	$21,750,499	1,704,967	$12.76
R Class	$1,402,873	109,763	$12.78

*Maximum offering price $13.35 (net asset value divided by 0.955)

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$116,862,889

Expenses:
Management fees	9,224,557
Distribution and service fees:
A Class	924,313
C Class	48,751
R Class	2,309
Trustees’ fees and expenses	132,023
10,331,953

Net investment income (loss)	106,530,936

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	25,441,247
Futures contract transactions	9,332,617
Swap agreement transactions	(3,478,932)
31,294,932

Change in net unrealized appreciation (depreciation) on:
Investments	197,996,962
Futures contracts	73,535
Swap agreements	(9,118,780)
188,951,717

Net realized and unrealized gain (loss)	220,246,649

Net Increase (Decrease) in Net Assets Resulting from Operations	$326,777,585

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED) AND YEAR ENDED MARCH 31, 2011
Increase (Decrease) in Net Assets	September 30, 2011	March 31, 2011
Operations
Net investment income (loss)	$106,530,936	$95,758,544
Net realized gain (loss)	31,294,932	22,778,409
Change in net unrealized appreciation (depreciation)	188,951,717	128,994,023
Net increase (decrease) in net assets resulting from operations	326,777,585	247,530,976

Distributions to Shareholders
From net investment income:
Investor Class	(42,647,527)	(55,336,814)
Institutional Class	(9,871,389)	(10,906,755)
A Class	(10,845,682)	(14,120,189)
C Class	(101,909)	(19,340)
R Class	(9,932)	(464)
From net realized gains:
Investor Class	—	(14,802,400)
Institutional Class	—	(2,381,569)
A Class	—	(4,046,425)
C Class	—	(18,766)
R Class	—	(178)
Decrease in net assets from distributions	(63,476,439)	(101,632,900)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	241,224,211	340,127,434

Net increase (decrease) in net assets	504,525,357	486,025,510

Net Assets
Beginning of period	3,870,580,133	3,384,554,623
End of period	$4,375,105,490	$3,870,580,133

Undistributed net investment income	$106,486,777	$63,432,280

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2011 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Inflation-Adjusted Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objectives are to seek total return and inflation protection consistent with investment in inflation-indexed securities primarily issued by the U.S. Treasury, by other U.S. government agencies and instrumentalities, and by other, non-U.S. government entities such as corporations.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended September 30, 2011 was 0.47% for the Investor Class, A Class, C Class and R Class and 0.27% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC. Various funds in a series issued by American Century Asset Allocation Portfolios, Inc. (ACAAP) own, in aggregate, 8% of the shares of the fund. ACAAP does not invest in the fund for the purpose of exercising management or control.

The fund was eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund had a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB was a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). Prior to August 31, 2011, JPM was an equity investor in ACC. The services provided to the fund by JPMIM, JPMIS and JPMCB terminated on July 31, 2011.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2011 totaled $878,040,455, of which $790,326,114 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2011 totaled $671,542,770, of which $556,570,436 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2011		Year ended March 31, 2011
	Shares	Amount	Shares	Amount
Investor Class
Sold	47,045,218	$589,495,968	102,552,177	$1,220,514,290
Issued in reinvestment of distributions	2,854,616	34,712,124	4,754,110	55,508,337
Redeemed	(37,628,727)	(472,745,060)	(86,351,187)	(1,025,847,233)
	12,271,107	151,463,032	20,955,100	250,175,394
Institutional Class
Sold	12,079,234	151,739,950	26,056,470	309,436,624
Issued in reinvestment of distributions	800,493	9,734,003	1,118,020	13,053,050
Redeemed	(9,276,811)	(117,788,238)	(15,977,552)	(188,928,489)
	3,602,916	43,685,715	11,196,938	133,561,185
A Class
Sold	12,153,293	151,886,191	18,518,380	219,297,851
Issued in reinvestment of distributions	855,809	10,372,409	1,457,180	16,957,986
Redeemed	(10,706,814)	(133,709,514)	(24,035,597)	(284,856,814)
	2,302,288	28,549,086	(4,060,037)	(48,600,977)
C Class
Sold	1,354,879	17,238,011	454,284	5,408,287
Issued in reinvestment of distributions	5,427	65,936	2,702	31,537
Redeemed	(85,245)	(1,085,071)	(39,167)	(464,882)
	1,275,061	16,218,876	417,819	4,974,942
R Class
Sold	142,941	1,763,741	1,354	16,248
Issued in reinvestment of distributions	817	9,932	55	642
Redeemed	(37,576)	(466,171)	—	—
	106,182	1,307,502	1,409	16,890
Net increase (decrease)	19,557,554	$241,224,211	28,511,229	$340,127,434

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	—	$3,871,955,436	—
Corporate Bonds	—	211,355,760	—
Commercial Mortgage-Backed Securities	—	162,119,330	—
Collateralized Mortgage Obligations	—	121,619,809	—
Municipal Securities	—	3,673,884	—
Temporary Cash Investments	$9,318,280	12,659,927	—
Total Value of Investment Securities	$9,318,280	$4,383,384,146	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Swap Agreements	—	$(12,765,479)	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund regularly held interest rate risk derivative instruments though none were held at period end.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The other contracts derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of September 30, 2011
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Other Contracts	Swap agreements	—	Swap agreements	$12,765,479
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2011
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$ 9,332,617	Change in net unrealized appreciation (depreciation) on futures contracts	$ 73,535
Other Contracts	Net realized gain (loss) on swap agreement transactions	(3,478,932)	Change in net unrealized appreciation (depreciation) on swap agreements	(9,118,780)
		$ 5,853,685		$(9,045,245)

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,968,060,425
Gross tax appreciation of investments	$428,654,151
Gross tax depreciation of investments	(4,012,150)
Net tax appreciation (depreciation) of investments	$424,642,001

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The fund has elected to treat $(3,755,567) of net capital losses incurred in the five-month period ended March 31, 2011, as having been incurred in the following fiscal year for federal income tax purposes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2011(2)	$12.01	0.32(3)	0.66	0.98	(0.19)	—	—	(0.19)	$12.80	8.26%	0.48%(4)	5.11%(4)	17%	$2,943,429
2011	$11.52	0.31(3)	0.51	0.82	(0.26)	(0.07)	—	(0.33)	$12.01	7.18%	0.48%	2.58%	33%	$2,614,427
2010	$11.06	0.40(3)	0.24	0.64	(0.18)	—	—	(0.18)	$11.52	5.76%	0.48%	3.49%	27%	$2,266,660
2009	$11.72	0.17(3)	(0.35)	(0.18)	(0.40)	—	(0.08)	(0.48)	$11.06	(1.51)%	0.49%	1.61%	18%	$1,187,202
2008	$10.83	0.62(3)	0.85	1.47	(0.58)	—	—	(0.58)	$11.72	14.08%	0.49%	5.66%	33%	$892,596
2007	$10.73	0.38	0.11	0.49	(0.38)	—	(0.01)	(0.39)	$10.83	4.71%	0.49%	3.79%	32%	$590,530
Institutional Class
2011(2)	$12.01	0.33(3)	0.67	1.00	(0.20)	—	—	(0.20)	$12.81	8.39%	0.28%(4)	5.31%(4)	17%	$642,848
2011	$11.52	0.34(3)	0.50	0.84	(0.28)	(0.07)	—	(0.35)	$12.01	7.39%	0.28%	2.78%	33%	$559,589
2010	$11.06	0.41(3)	0.25	0.66	(0.20)	—	—	(0.20)	$11.52	5.98%	0.28%	3.69%	27%	$407,799
2009	$11.71	0.16(3)	(0.32)	(0.16)	(0.41)	—	(0.08)	(0.49)	$11.06	(1.32)%	0.29%	1.81%	18%	$210,177
2008	$10.82	0.64(3)	0.85	1.49	(0.60)	—	—	(0.60)	$11.71	14.31%	0.29%	5.86%	33%	$165,872
2007	$10.73	0.42	0.09	0.51	(0.42)	—	—	(0.42)	$10.82	4.92%	0.29%	3.99%	32%	$118,250

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
	Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2011(2)	$11.97	0.30(3)	0.66	0.96	(0.18)	—	—	(0.18)	$12.75	8.13%	0.73%(4)	4.86%(4)	17%	$765,675
2011	$11.49	0.27(3)	0.51	0.78	(0.23)	(0.07)	—	(0.30)	$11.97	6.84%	0.73%	2.33%	33%	$691,362
2010	$11.03	0.37(3)	0.24	0.61	(0.15)	—	—	(0.15)	$11.49	5.52%	0.73%	3.24%	27%	$709,931
2009	$11.70	0.18(3)	(0.38)	(0.20)	(0.39)	—	(0.08)	(0.47)	$11.03	(1.73)%	0.74%	1.36%	18%	$500,882
2008	$10.81	0.60(3)	0.84	1.44	(0.55)	—	—	(0.55)	$11.70	13.83%	0.74%	5.41%	33%	$488,645
2007	$10.73	0.36	0.10	0.46	(0.36)	—	(0.02)	(0.38)	$10.81	4.37%	0.74%	3.54%	32%	$419,447
C Class
2011(2)	$12.00	0.21(3)	0.71	0.92	(0.16)	—	—	(0.16)	$12.76	7.74%	1.48%(4)	4.11%(4)	17%	$21,750
2011	$11.51	0.21(3)	0.49	0.70	(0.14)	(0.07)	—	(0.21)	$12.00	6.11%	1.48%	1.58%	33%	$5,159
2010(6)	$11.51	0.03(3)	(0.03)	—	—	—	—	—	$11.51	0.00%	1.48%(4)	3.67%(4)	27%(7)	$139
R Class
2011(2)	$12.01	0.23(3)	0.72	0.95	(0.18)	—	—	(0.18)	$12.78	7.95%	0.98%(4)	4.61%(4)	17%	$1,403
2011	$11.52	0.26(3)	0.50	0.76	(0.20)	(0.07)	—	(0.27)	$12.01	6.64%	0.98%	2.08%	33%	$43
2010(6)	$11.51	0.04(3)	(0.03)	0.01	—	—	—	—	$11.52	0.09%	0.98%(4)	4.17%(4)	27%(7)	$25

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)	Six months ended September 30, 2011 (unaudited).
(3)	Computed using average shares outstanding throughout the period.
(4)	Annualized.
(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(6)	March 1, 2010 (commencement of sale) through March 31, 2010.
(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2010.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2011, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

●	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

●	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

●
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

●	data comparing the cost of owning the Fund to the cost of owning similar funds;

●	the Advisor’s compliance policies, procedures, and regulatory experience;

●	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

●	data comparing services provided and charges to other investment management clients of the Advisor; and

●	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

●	constructing and designing the Fund

●	portfolio research and security selection

●	initial capitalization/funding

●	securities trading

●	Fund administration

●	custody of Fund assets

●	daily valuation of the Fund’s portfolio

●	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

●	legal services

●	regulatory and portfolio compliance

●	financial reporting

●	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Government Income Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-73680   1111

SEMIANNUAL REPORT   SEPTEMBER 30, 2011

Short-Term Government Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	20
Approval of Management Agreement	22
Additional Information	27

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2011. This report offers a macroeconomic and financial market overview of the period, followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated March 31, 2012, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

This reporting period differed dramatically from the six months that preceded it. As the period covered by this report opened in April 2011, U.S. stocks were approaching the crest of an eight-month rally, originating back in late August 2010, which pushed the broad market approximately 30% higher. At the same time, the 10-year U.S. Treasury yield climbed above 3.50%, responding to global growth and inflation pressures.

All of that changed during the late spring and summer of 2011. High fuel prices, declining U.S. home values, elevated U.S. unemployment rates, natural disasters, a near-default on U.S. government debt, a U.S. debt rating downgrade, and a resurgence of the European sovereign debt crisis ebbed the economic tide globally and in the U.S.

Investors’ risk tolerance reversed as recession fears re-emerged. A full-blown flight to safety ensued by mid-summer, sending U.S. Treasury yields to record lows, boosting the U.S. dollar, and undermining stock prices, both domestically and abroad. By September 30, the financial markets had priced in recessionary expectations.

Fundamental signs of economic resilience remained, however, particularly in corporate earnings, with potentially more monetary and fiscal stimuli on the way. The Federal Reserve resurrected “Operation Twist,” an attempt to further lower long-term interest rates, and the Obama administration worked to implement job-creation legislation.

We don’t think there will be a double-dip recession, but we do believe we face another period of slow, sub-par economic growth. We appreciate your continued trust in us during these uncertain times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWUSX	1.45%	1.00%	3.65%	3.02%	5.59%	12/15/82
Barclays Capital U.S. 1-3 Year Government Bond Index	—	1.29%	1.23%	3.96%	3.44%	6.43%(2)	—
Institutional Class	TWUOX	1.55%	1.20%	—	—	1.93%	3/1/10
A Class(3) No sales charge* With sales charge*	TWAVX	1.32% -0.92%	0.75% -1.55%	3.39% 2.91%	2.77% 2.53%	3.49% 3.31%	7/8/98
C Class No sales charge* With sales charge*	TWACX	0.92% -0.08%	0.00% 0.00%	— —	— —	0.73% 0.73%	3/1/10
R Class	TWARX	1.20%	0.50%	—	—	1.22%	3/1/10

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 2.25% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 12/31/82, the date nearest the Investor Class’s inception for which data are available.
(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.56%	0.36%	0.81%	1.56%	1.06%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

SEPTEMBER 30, 2011
Portfolio at a Glance
Average Duration (effective)	1.8 years
Weighted Average Life	2.3 years

30-Day SEC Yields
Investor Class	0.08%
Institutional Class	0.28%
A Class	-0.16%
C Class	-0.91%
R Class	-0.41%

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	54.3%
U.S. Government Agency Securities	32.1%
Collateralized Mortgage Obligations	9.9%
U.S. Government Agency Mortgage-Backed Securities	3.2%
Temporary Cash Investments	1.6%
Other Assets and Liabilities	(1.1)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period(1) 4/1/11 – 9/30/11	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,014.50	$2.82	0.56%
Institutional Class	$1,000	$1,015.50	$1.81	0.36%
A Class	$1,000	$1,013.20	$4.08	0.81%
C Class	$1,000	$1,009.20	$7.84	1.56%
R Class	$1,000	$1,012.00	$5.33	1.06%
Hypothetical
Investor Class	$1,000	$1,022.20	$2.83	0.56%
Institutional Class	$1,000	$1,023.20	$1.82	0.36%
A Class	$1,000	$1,020.95	$4.09	0.81%
C Class	$1,000	$1,017.20	$7.87	1.56%
R Class	$1,000	$1,019.70	$5.35	1.06%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value
U.S. Treasury Securities — 54.3%
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13	$24,053,850	$ 24,495,455
U.S. Treasury Notes, 1.375%, 10/15/12	14,600,000	14,781,361
U.S. Treasury Notes, 1.375%, 11/15/12	75,000,000	76,007,850
U.S. Treasury Notes, 0.50%, 11/30/12	10,150,000	10,188,854
U.S. Treasury Notes, 1.375%, 1/15/13	30,000,000	30,448,830
U.S. Treasury Notes, 1.375%, 3/15/13	40,000,000	40,667,040
U.S. Treasury Notes, 0.375%, 7/31/13	20,000,000	20,049,220
U.S. Treasury Notes, 0.75%, 9/15/13	13,000,000	13,120,354
U.S. Treasury Notes, 1.75%, 1/31/14	8,000,000	8,263,128
U.S. Treasury Notes, 1.25%, 2/15/14	41,000,000	41,877,646
U.S. Treasury Notes, 1.25%, 3/15/14	47,000,000	48,031,979
U.S. Treasury Notes, 1.875%, 4/30/14	4,000,000	4,154,376
U.S. Treasury Notes, 0.75%, 6/15/14	11,000,000	11,112,585
U.S. Treasury Notes, 0.625%, 7/15/14	23,000,000	23,154,491
U.S. Treasury Notes, 0.50%, 8/15/14	15,000,000	15,048,105
U.S. Treasury Notes, 2.375%, 8/31/14	5,000,000	5,283,595
U.S. Treasury Notes, 0.25%, 9/15/14	3,000,000	2,985,708
U.S. Treasury Notes, 2.625%, 12/31/14	20,000,000	21,373,440
U.S. Treasury Notes, 2.25%, 1/31/15	47,000,000	49,717,211
U.S. Treasury Notes, 1.25%, 9/30/15	8,000,000	8,184,376
U.S. Treasury Notes, 2.00%, 4/30/16	1,500,000	1,578,983
TOTAL U.S. TREASURY SECURITIES (Cost $467,317,721)		470,524,587
U.S. Government Agency Securities — 32.1%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 14.4%
FDIC Structured Sale Guaranteed Notes, Series A-1, 0.00%, 10/25/11(1)(2)(3)	3,000,000	2,999,772
FHLB, 0.22%, 9/12/12	10,000,000	9,996,300
FHLB, 3.625%, 10/18/13	2,000,000	2,129,828
FHLMC, 0.625%, 12/28/12	10,000,000	10,040,750
FHLMC, 0.375%, 10/30/13	10,000,000	9,991,740
FHLMC, 1.00%, 8/27/14	21,000,000	21,255,360
FHLMC, 2.875%, 2/9/15	24,500,000	26,230,509
FHLMC, 1.75%, 9/10/15	12,100,000	12,497,521
FNMA, 1.00%, 9/23/13	10,000,000	10,107,510
FNMA, 0.55%, 9/27/13	10,000,000	9,975,650
FNMA, 0.70%, 9/19/14	4,000,000	3,987,184
FNMA, 1.25%, 9/28/16	6,000,000	6,001,770
		125,213,894
GOVERNMENT-BACKED CORPORATE BONDS(4) — 17.7%
Ally Financial, Inc., 1.75%, 10/30/12	13,000,000	13,206,336
Ally Financial, Inc., 2.20%, 12/19/12	10,560,000	10,799,036
Bank of America Corp., 2.10%, 4/30/12	5,000,000	5,054,945
Bank of America Corp., 3.125%, 6/15/12	17,000,000	17,352,376
Citibank N.A., 1.75%, 12/28/12	12,500,000	12,721,975
Citigroup Funding, Inc., 1.875%, 10/22/12	5,000,000	5,080,315
General Electric Capital Corp., 2.625%, 12/28/12	14,780,000	15,203,033
Goldman Sachs Group, Inc. (The), 2.15%, 3/15/12	10,000,000	10,079,040
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12	6,500,000	6,638,983
John Deere Capital Corp., 2.875%, 6/19/12	5,000,000	5,096,465
JPMorgan Chase & Co., 2.125%, 6/22/12	10,000,000	10,137,040
JPMorgan Chase & Co., 2.125%, 12/26/12	16,000,000	16,356,144

7

Principal Amount	Value
Morgan Stanley, 1.95%, 6/20/12	$ 5,000,000	$ 5,060,605
State Street Corp., 2.15%, 4/30/12	5,000,000	5,056,420
U.S. Bancorp., 1.80%, 5/15/12	15,000,000	15,137,415
		152,980,128
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $274,308,124)		278,194,022
Collateralized Mortgage Obligations(5) — 9.9%
FHLMC, Series 2430, Class QC, 5.50%, 2/15/17	5,894,224	6,202,315
FHLMC, Series 2624, Class FE SEQ, VRN, 0.529%, 10/15/11	2,020,379	2,023,596
FHLMC, Series 2625, Class FJ SEQ, VRN, 0.529%, 10/15/11	1,002,571	1,003,454
FHLMC, Series 2650, Class PN, 4.50%, 12/15/32	9,704,211	10,511,064
FHLMC, Series 2699, Class TG SEQ, 4.00%, 5/15/17	667,411	682,616
FHLMC, Series 2718, Class FW, VRN, 0.579%, 10/15/11	3,297,840	3,304,394
FHLMC, Series 2779, Class FM SEQ, VRN, 0.579%, 10/15/11	1,002,792	1,005,043
FHLMC, Series 2827, Class F, VRN, 0.579%, 10/15/11	1,122,356	1,123,145
FHLMC, Series 3501, Class AC SEQ, 4.00%, 8/15/23	6,112,211	6,458,492
FHLMC, Series 3562, Class KB SEQ, 4.00%, 11/15/22	5,974,971	6,212,083
FHLMC, Series 3599, Class B SEQ, 1.60%, 11/15/14	2,344,660	2,354,963
FHLMC, Series 3601, Class AB SEQ, 1.25%, 11/15/12	2,452,078	2,466,278
FNMA, Series 2002-5, Class PJ, 6.00%, 10/25/21	814,264	841,932
FNMA, Series 2003-108, Class BE SEQ, 4.00%, 11/25/18	2,689,486	2,855,586
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	6,200,000	6,623,075
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	5,000,000	5,329,315
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	3,000,000	3,203,864
FNMA, Series 2003-17, Class FN, VRN, 0.535%, 10/25/11	4,735,333	4,754,024
FNMA, Series 2003-24, Class BF SEQ, VRN, 0.585%, 10/25/11	160,153	160,192
FNMA, Series 2003-29, Class L SEQ, 5.00%, 9/25/30	297,179	299,608
FNMA, Series 2003-35, Class KC SEQ, 4.50%, 4/25/17	245,698	247,776
FNMA, Series 2003-42, Class FK, VRN, 0.635%, 10/25/11	1,599,905	1,603,847
FNMA, Series 2003-43, Class LF, VRN, 0.585%, 10/25/11	2,126,679	2,132,147
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	7,200,000	7,861,987
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	4,100,000	4,434,247
FNMA, Series 2005-53, Class WC SEQ, 5.00%, 8/25/18	633,259	641,217
FNMA, Series 2006-4, Class A SEQ, 6.00%, 11/25/22	80,440	80,435
FNMA, Series 2006-77, Class PD, 6.50%, 10/25/30	10,519	10,516
GNMA, Series 2009-61, Class PA, 5.00%, 2/16/32	981,778	1,008,789
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $84,569,420)		85,436,000
U.S. Government Agency Mortgage-Backed Securities(5) — 3.2%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.8%
FHLMC, VRN, 2.26%, 10/15/11	130,081	131,966
FHLMC, VRN, 2.385%, 10/15/11	5,546,963	5,859,688
FHLMC, VRN, 2.393%, 10/15/11	1,438,360	1,519,439
FHLMC, VRN, 2.63%, 10/15/11	57,937	58,209
FHLMC, VRN, 2.875%, 10/15/11	42,889	43,289
FHLMC, VRN, 3.54%, 10/15/11	4,458,233	4,688,149
FHLMC, VRN, 3.70%, 10/15/11	4,709,353	4,912,811
FNMA, VRN, 1.909%, 10/25/11	53,805	55,791
FNMA, VRN, 1.944%, 10/25/11	1,762,265	1,832,811

8

Principal Amount	Value
FNMA, VRN, 1.979%, 10/25/11	$ 3,175,994	$ 3,334,807
FNMA, VRN, 2.006%, 10/25/11	28,000	28,527
FNMA, VRN, 2.094%, 10/25/11	148,517	152,672
FNMA, VRN, 2.20%, 10/25/11	46,990	48,920
FNMA, VRN, 2.258%, 10/25/11	44,879	45,264
FNMA, VRN, 2.279%, 10/25/11	18,188	18,633
FNMA, VRN, 2.325%, 10/25/11	53,094	53,786
FNMA, VRN, 2.356%, 10/25/11	39,710	41,711
FNMA, VRN, 2.375%, 10/25/11	8,396	8,398
FNMA, VRN, 2.436%, 10/25/11	18,968	19,726
FNMA, VRN, 2.599%, 10/25/11	11,366	11,419
FNMA, VRN, 2.75%, 10/25/11	28,197	29,985
FNMA, VRN, 2.805%, 10/25/11	13,141	13,246
FNMA, VRN, 2.915%, 10/25/11	34,034	34,506
FNMA, VRN, 3.125%, 10/25/11	10,601	10,975
FNMA, VRN, 3.386%, 10/25/11	536,244	564,953
FNMA, VRN, 3.875%, 10/25/11	10,566	10,914
FNMA, VRN, 4.077%, 10/25/11	58,036	61,059
FNMA, VRN, 4.158%, 10/25/11	117,703	117,752
FNMA, VRN, 4.828%, 10/25/11	18,712	18,713
FNMA, VRN, 6.176%, 10/25/11	5,694	5,710
FNMA, VRN, 7.491%, 10/25/11	7,627	7,888
GNMA, VRN, 2.375%, 10/20/11	13,309	13,818
GNMA, VRN, 2.375%, 10/20/11	477	494
GNMA, VRN, 2.625%, 10/20/11	18,519	19,274
GNMA, VRN, 3.00%, 10/20/11	69,067	71,818
		23,847,121

	Principal Amount/ Shares	Value
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.4%
FHLMC, 6.50%, 12/1/12	$ 29,640	$ 30,556
FHLMC, 6.00%, 2/1/13	86,066	91,872
FHLMC, 7.00%, 11/1/13	8,808	9,255
FHLMC, 7.00%, 12/1/14	13,672	14,580
FHLMC, 6.00%, 1/1/15	369,028	400,304
FHLMC, 7.50%, 5/1/16	149,992	163,265
FHLMC, 5.50%, 11/1/17	499,792	541,706
FNMA, 8.00%, 5/1/12	3,067	3,102
FNMA, 6.50%, 1/1/13	117,957	121,527
FNMA, 6.50%, 3/1/13	1,513	1,554
FNMA, 6.00%, 6/1/13	16,244	17,622
FNMA, 6.00%, 1/1/14	7,148	7,755
FNMA, 6.00%, 7/1/14	62,033	67,300
FNMA, 5.50%, 4/1/16	124,096	134,675
FNMA, 7.00%, 5/1/32	440,734	507,778
FNMA, 7.00%, 5/1/32	326,093	375,697
FNMA, 7.00%, 6/1/32	77,054	88,866
FNMA, 7.00%, 6/1/32	446,363	514,262
FNMA, 7.00%, 8/1/32	294,501	339,300
GNMA, 9.50%, 11/20/19	7,837	9,192
		3,440,168
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $26,529,139)		27,287,289
Temporary Cash Investments — 1.6%
SSgA U.S. Government Money Market Fund (Cost $14,292,807)	14,292,807	14,292,807
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $867,017,211)		875,734,705
OTHER ASSETS AND LIABILITIES — (1.1)%		(9,524,991)
TOTAL NET ASSETS — 100.0%		$866,209,714

9

Notes to Schedule of Investments

FDIC = Federal Deposit Insurance Corporation
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $2,999,772, which represented 0.3% of total net assets.

(3)	Security whose principal payments are secured by the U.S. Treasury.
(4)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(5)	Final maturity date indicated, unless otherwise noted.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

SEPTEMBER 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $867,017,211)	$875,734,705
Receivable for investments sold	10,389,581
Receivable for capital shares sold	708,646
Interest receivable	2,805,051
889,637,983

Liabilities
Payable for investments purchased	20,674,857
Payable for capital shares redeemed	2,362,522
Accrued management fees	377,950
Distribution and service fees payable	12,940
23,428,269

Net Assets	$866,209,714

Net Assets Consist of:
Capital paid in	$854,843,911
Accumulated net investment loss	(272,629)
Undistributed net realized gain	2,920,938
Net unrealized appreciation	8,717,494
$866,209,714

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$778,335,319	79,185,015	$9.83
Institutional Class	$128,185	13,037	$9.83
A Class	$84,899,491	8,635,748	$9.83	*
C Class	$2,821,162	287,147	$9.82
R Class	$25,557	2,599	$9.83

*Maximum offering price $10.06 (net asset value divided by 0.9775)

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$5,637,488

Expenses:
Management fees	2,327,377
Distribution and service fees:
A Class	55,258
C Class	8,041
R Class	64
Trustees’ fees and expenses	25,801
2,416,541

Net investment income (loss)	3,220,947

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,942,135
Futures contract transactions	1,917,111
5,859,246

Change in net unrealized appreciation (depreciation) on:
Investments	3,127,012
Futures contracts	20,024
3,147,036

Net realized and unrealized gain (loss)	9,006,282

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,227,229

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED) AND YEAR ENDED MARCH 31, 2011
Increase (Decrease) in Net Assets	September 30, 2011	March 31, 2011
Operations
Net investment income (loss)	$3,220,947	$9,220,150
Net realized gain (loss)	5,859,246	8,736,286
Change in net unrealized appreciation (depreciation)	3,147,036	(1,765,068)
Net increase (decrease) in net assets resulting from operations	12,227,229	16,191,368

Distributions to Shareholders
From net investment income:
Investor Class	(3,346,493)	(9,118,600)
Institutional Class	(771)	(728)
A Class	(128,607)	(548,160)
C Class	—	(12)
R Class	(43)	(121)
From net realized gains:
Investor Class	—	(4,574,789)
Institutional Class	—	(680)
A Class	—	(392,947)
C Class	—	(3,451)
R Class	—	(127)
Decrease in net assets from distributions	(3,475,914)	(14,639,615)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(43,913,165)	(166,373,061)

Net increase (decrease) in net assets	(35,161,850)	(164,821,308)

Net Assets
Beginning of period	901,371,564	1,066,192,872
End of period	$866,209,714	$901,371,564

Accumulated net investment loss	$(272,629)	$(17,662)

See Notes to Financial Statements.

13

Notes to Financial Statements

SEPTEMBER 30, 2011 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short-Term Government Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income while maintaining safety of principal. The fund pursues its objectives by investing primarily in U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. The fund may also invest in investment-grade debt securities, including debt securities of U.S. companies, and non-U.S. government mortgage-backed, asset-backed and other fixed-income securities.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

14

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

15

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2425% to 0.3600%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended September 30, 2011 was 0.55% for the Investor Class, A Class, C Class and R Class and 0.35% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC. Directors of these entities are officers and directors of other entities and those other entities own 18% of the outstanding shares of the fund.

The fund was eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund had a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB was a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). Prior to August 31, 2011, JPM was an equity investor in ACC. The services provided to the fund by JPMIM, JPMIS and JPMCB terminated on July 31, 2011.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2011 totaled $373,745,449, all of which are U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2011 totaled $391,930,342, all of which are U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2011		Year ended March 31, 2011
	Shares	Amount	Shares	Amount
Investor Class
Sold	7,364,287	$72,216,733	26,161,229	$256,238,820
Issued in reinvestment of distributions	335,359	3,287,775	1,366,427	13,369,692
Redeemed	(16,168,723)	(158,273,607)	(41,847,190)	(409,632,637)
	(8,469,077)	(82,769,099)	(14,319,534)	(140,024,125)
Institutional Class
Sold	5,586	54,793	12,838	126,250
Issued in reinvestment of distributions	77	759	144	1,408
Redeemed	(6,115)	(60,149)	(2,057)	(20,061)
	(452)	(4,597)	10,925	107,597
A Class
Sold	5,493,707	54,016,916	4,135,632	40,464,826
Issued in reinvestment of distributions	13,129	128,607	94,416	923,788
Redeemed	(1,772,366)	(17,371,365)	(7,006,181)	(68,549,978)
	3,734,470	36,774,158	(2,776,133)	(27,161,364)
C Class
Sold	243,133	2,382,568	98,412	966,414
Issued in reinvestment of distributions	—	—	342	3,335
Redeemed	(30,173)	(296,301)	(27,129)	(265,166)
	212,960	2,086,267	71,625	704,583
R Class
Sold	7	63	—	—
Issued in reinvestment of distributions	4	43	25	248
	11	106	25	248
Net increase (decrease)	(4,522,088)	$(43,913,165)	(17,013,092)	$(166,373,061)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	—	$470,524,587	—
U.S. Government Agency Securities	—	278,194,022	—
Collateralized Mortgage Obligations	—	85,436,000	—
U.S. Government Agency Mortgage-Backed Securities	—	27,287,289	—
Temporary Cash Investments	$14,292,807	—	—
Total Value of Investment Securities	$14,292,807	$861,441,898	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund regularly held interest rate risk derivative instruments though none were held at period end.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended September 30, 2011, the effect of interest rate risk derivative instruments on the Statement of Operations was $1,917,111 in net realized gain (loss) on futures contract transactions and $20,024 in change in net unrealized appreciation (depreciation) on futures contracts.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$867,020,347
Gross tax appreciation of investments	$9,080,179
Gross tax depreciation of investments	(365,821)
Net tax appreciation (depreciation) of investments	$8,714,358

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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As of March 31, 2011, the fund had accumulated capital losses of $(188,638), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2015.

The fund has elected to treat $(748,306) of net capital losses incurred in the five-month period ended March 31, 2011, as having been incurred in the following fiscal year for federal income tax purposes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2011(3)	$9.73	0.04	0.10	0.14	(0.04)	—	(0.04)	$9.83	1.45%	0.56%(4)	0.78%(4)	46%	$778,335
2011	$9.72	0.09	0.07	0.16	(0.10)	(0.05)	(0.15)	$9.73	1.60%	0.56%	0.94%	75%	$852,802
2010	$9.66	0.15	0.07	0.22	(0.16)	—	(0.16)	$9.72	2.25%	0.56%	1.57%	158%	$991,464
2009	$9.65	0.29	0.01	0.30	(0.29)	—	(0.29)	$9.66	3.17%	0.57%	2.99%	142%	$971,230
2008	$9.37	0.40	0.29	0.69	(0.41)	—	(0.41)	$9.65	7.50%	0.57%	4.23%	148%	$1,105,947
2007	$9.32	0.40	0.06	0.46	(0.41)	—	(0.41)	$9.37	5.02%	0.57%	4.34%	210%	$937,029
Institutional Class
2011(3)	$9.73	0.05	0.10	0.15	(0.05)	—	(0.05)	$9.83	1.55%	0.36%(4)	0.98%(4)	46%	$128
2011	$9.73	0.11	0.06	0.17	(0.12)	(0.05)	(0.17)	$9.73	1.70%	0.36%	1.14%	75%	$131
2010(5)	$9.76	0.01	(0.03)	(0.02)	(0.01)	—	(0.01)	$9.73	(0.20)%	0.36%(4)	1.33%(4)	158%(6)	$25
A Class(7)
2011(3)	$9.73	0.03	0.10	0.13	(0.03)	—	(0.03)	$9.83	1.32%	0.81%(4)	0.53%(4)	46%	$84,899
2011	$9.72	0.07	0.06	0.13	(0.07)	(0.05)	(0.12)	$9.73	1.35%	0.81%	0.69%	75%	$47,692
2010	$9.66	0.13	0.06	0.19	(0.13)	—	(0.13)	$9.72	2.00%	0.81%	1.32%	158%	$74,654
2009	$9.65	0.24	0.03	0.27	(0.26)	—	(0.26)	$9.66	2.91%	0.82%	2.74%	142%	$65,170
2008	$9.37	0.38	0.28	0.66	(0.38)	—	(0.38)	$9.65	7.23%	0.82%	3.98%	148%	$32,379
2007	$9.32	0.38	0.05	0.43	(0.38)	—	(0.38)	$9.37	4.76%	0.82%	4.09%	210%	$27,541

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
	Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2011(3)	$9.73	(0.01)	0.10	0.09	—	—	—	$9.82	0.92%	1.56%(4)	(0.22)%(4)	46%	$2,821
2011	$9.73	(0.01)	0.06	0.05	—(8)	(0.05)	(0.05)	$9.73	0.53%	1.56%	(0.06)%	75%	$722
2010(5)	$9.76	—(8)	(0.03)	(0.03)	—(8)	—	—(8)	$9.73	(0.30)%	1.56%(4)	0.13%(4)	158%(6)	$25
R Class
2011(3)	$9.73	0.01	0.11	0.12	(0.02)	—	(0.02)	$9.83	1.20%	1.06%(4)	0.28%(4)	46%	$26
2011	$9.73	0.04	0.06	0.10	(0.05)	(0.05)	(0.10)	$9.73	0.99%	1.06%	0.44%	75%	$25
2010(5)	$9.76	0.01	(0.03)	(0.02)	(0.01)	—	(0.01)	$9.73	(0.26)%	1.06%(4)	0.63%(4)	158%(6)	$25

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended September 30, 2011 (unaudited).
(4)	Annualized.
(5)	March 1, 2010 (commencement of sale) through March 31, 2010.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2010.
(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(8)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 28, 2011, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

●	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

●	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

●
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

●	data comparing the cost of owning the Fund to the cost of owning similar funds;

●	the Advisor’s compliance policies, procedures, and regulatory experience;

●	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

●	data comparing services provided and charges to other investment management clients of the Advisor; and

●	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

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Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

●	constructing and designing the Fund

●	portfolio research and security selection

●	initial capitalization/funding

●	securities trading

●	Fund administration

●	custody of Fund assets

●	daily valuation of the Fund’s portfolio

●	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

●	legal services

●	regulatory and portfolio compliance

●	financial reporting

●	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval

23

process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

24

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

25

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

26

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Government Income Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-73681   1111

SEMIANNUAL REPORT   SEPTEMBER 30, 2011

Ginnie Mae Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	18
Approval of Management Agreement	21
Additional Information	26

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2011. This report offers a macroeconomic and financial market overview of the period, followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated March 31, 2012, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

This reporting period differed dramatically from the six months that preceded it. As the period covered by this report opened in April 2011, U.S. stocks were approaching the crest of an eight-month rally, originating back in late August 2010, which pushed the broad market approximately 30% higher. At the same time, the 10-year U.S. Treasury yield climbed above 3.50%, responding to global growth and inflation pressures.

All of that changed during the late spring and summer of 2011. High fuel prices, declining U.S. home values, elevated U.S. unemployment rates, natural disasters, a near-default on U.S. government debt, a U.S. debt rating downgrade, and a resurgence of the European sovereign debt crisis ebbed the economic tide globally and in the U.S.

Investors’ risk tolerance reversed as recession fears re-emerged. A full-blown flight to safety ensued by mid-summer, sending U.S. Treasury yields to record lows, boosting the U.S. dollar, and undermining stock prices, both domestically and abroad. By September 30, the financial markets had priced in recessionary expectations.

Fundamental signs of economic resilience remained, however, particularly in corporate earnings, with potentially more monetary and fiscal stimuli on the way. The Federal Reserve resurrected “Operation Twist,” an attempt to further lower long-term interest rates, and the Obama administration worked to implement job-creation legislation.

We don’t think there will be a double-dip recession, but we do believe we face another period of slow, sub-par economic growth. We appreciate your continued trust in us during these uncertain times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BGNMX	5.46%	6.24%	6.58%(2)	5.16%	7.13%	9/23/85
Barclays Capital U.S. GNMA Index	—	5.91%	6.90%	7.01%	5.72%	7.86%(3)	—
Institutional Class	AGMNX	5.66%	6.45%	—	—	7.26%(2)	9/28/07
A Class(4) No sales charge* With sales charge*	BGNAX	5.42% 0.69%	6.07% 1.27%	6.33%(2) 5.36%(2)	4.90% 4.42%	5.37% 5.03%	10/9/97
C Class No sales charge* With sales charge*	BGNCX	5.03% 4.03%	5.28% 5.28%	— —	— —	5.70% 5.70%	3/1/10
R Class	AGMWX	5.30%	5.81%(2)	—	—	6.51%(2)	9/28/07

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Returns would have been lower if a portion of the management fee had not been waived.
(3)	Since 9/30/85, the date nearest the Investor Class’s inception for which data are available.
(4)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.56%	0.36%	0.81%	1.56%	1.06%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

SEPTEMBER 30, 2011
Portfolio at a Glance
Average Duration (effective)	3.9 years
Weighted Average Life	5.6 years

30-Day SEC Yields
Investor Class	3.12%
Institutional Class	3.32%
A Class	2.73%
C Class	2.14%
R Class	2.62%

Types of Investments in Portfolio	% of fund investments
U.S. Government Agency Mortgage-Backed Securities (all GNMAs)	84.3%
U.S. Government Agency Collateralized Mortgage Obligations (all GNMAs)	6.8%
Temporary Cash Investments	8.9%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period(1) 4/1/11 - 9/30/11	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,054.60	$2.77	0.54%
Investor Class (before waiver)	$1,000	$1,054.60(2)	$2.88	0.56%
Institutional Class (after waiver)	$1,000	$1,056.60	$1.75	0.34%
Institutional Class (before waiver)	$1,000	$1,056.60(2)	$1.85	0.36%
A Class (after waiver)	$1,000	$1,054.20	$4.06	0.79%
A Class (before waiver)	$1,000	$1,054.20(2)	$4.16	0.81%
C Class (after waiver)	$1,000	$1,050.30	$7.89	1.54%
C Class (before waiver)	$1,000	$1,050.30(2)	$8.00	1.56%
R Class (after waiver)	$1,000	$1,053.00	$5.34	1.04%
R Class (before waiver)	$1,000	$1,053.00(2)	$5.44	1.06%
Hypothetical
Investor Class (after waiver)	$1,000	$1,022.30	$2.73	0.54%
Investor Class (before waiver)	$1,000	$1,022.20	$2.83	0.56%
Institutional Class (after waiver)	$1,000	$1,023.30	$1.72	0.34%
Institutional Class (before waiver)	$1,000	$1,023.20	$1.82	0.36%
A Class (after waiver)	$1,000	$1,021.05	$3.99	0.79%
A Class (before waiver)	$1,000	$1,020.95	$4.09	0.81%
C Class (after waiver)	$1,000	$1,017.30	$7.77	1.54%
C Class (before waiver)	$1,000	$1,017.20	$7.87	1.56%
R Class (after waiver)	$1,000	$1,019.80	$5.25	1.04%
R Class (before waiver)	$1,000	$1,019.70	$5.35	1.06%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

SEPTEMBER 30, 2011 (UNAUDITED)
	Principal Amount	Value
U.S. Government Agency Mortgage-Backed Securities(1) — 95.5%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.1%
GNMA, VRN, 1.75%, 10/20/11	$38,387,367	$39,623,671
GNMA, VRN, 2.125%, 10/20/11	6,434,061	6,670,724
GNMA, VRN, 2.50%, 10/20/11	7,366,602	7,645,239
		53,939,634
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 92.4%
GNMA, 4.00%, 10/20/11(2)	164,898,572	176,545,186
GNMA, 4.50%, 10/20/11(2)	45,000,000	48,930,466
GNMA, 5.00%, 10/20/11(2)	15,000,000	16,474,222
GNMA, 4.00%, 12/20/39 to 9/15/41	106,766,993	114,496,931
GNMA, 4.50%, 7/15/33 to 5/20/41(3)	259,285,411	282,839,795
GNMA, 5.00%, 6/15/33 to 6/20/40(3)	369,828,395	408,599,134
GNMA, 5.50%, 4/15/33 to 1/20/40(3)	310,575,312	345,022,081
GNMA, 6.00%, 7/20/16 to 2/20/39(3)	156,300,618	174,506,181
GNMA, 6.50%, 6/15/23 to 11/15/38(3)	40,699,283	46,631,746
GNMA, 7.00%, 5/15/17 to 12/20/29(3)	7,782,165	9,045,019
GNMA, 7.25%, 4/15/23 to 6/15/23(3)	56,205	64,766
GNMA, 7.50%, 6/15/13 to 11/15/31(3)	6,241,570	7,251,695
GNMA, 7.65%, 6/15/16 to 12/15/16(3)	69,688	73,944
GNMA, 7.75%, 11/15/22 to 6/20/23(3)	49,449	57,299
GNMA, 7.77%, 4/15/20 to 6/15/20(3)	154,306	177,026
GNMA, 7.85%, 9/20/22(3)	29,523	34,242
GNMA, 7.89%, 9/20/22(3)	13,112	15,225
GNMA, 7.98%, 6/15/19(3)	29,768	30,231
GNMA, 8.00%, 2/20/17 to 7/20/30(3)	1,792,763	2,088,916
GNMA, 8.15%, 2/15/21(3)	53,292	62,373
GNMA, 8.25%, 10/20/16 to 2/15/22(3)	417,391	474,695
GNMA, 8.35%, 11/15/20(3)	32,330	37,795
GNMA, 8.50%, 1/20/13 to 12/15/30(3)	1,442,823	1,687,150
GNMA, 8.75%, 1/15/17 to 7/15/27(3)	138,646	159,597
GNMA, 9.00%, 7/20/15 to 1/15/25(3)	918,790	1,051,417
GNMA, 9.25%, 9/15/16 to 3/15/25(3)	195,512	224,606
GNMA, 9.50%, 5/15/16 to 7/20/25(3)	397,468	462,549
GNMA, 9.75%, 8/15/17 to 11/20/21(3)	64,432	75,498
GNMA, 10.00%, 3/15/16 to 1/15/22(3)	35,079	39,042
GNMA, 10.25%, 2/15/19(3)	7,297	7,361
GNMA, 10.50%, 3/15/14 to 4/20/19(3)	51,365	54,968
GNMA, 11.00%, 2/15/16 to 6/15/20(3)	30,848	35,527
GNMA, 11.25%, 2/20/16(3)	1,598	1,617
GNMA, 11.50%, 5/15/13 to 10/20/18(3)	3,131	3,223
GNMA, 12.00%, 12/15/12(3)	1,049	1,059
GNMA, 12.25%, 2/15/14(3)	2,056	2,076
GNMA, 12.50%, 11/20/13 to 12/15/13(3)	5,050	5,098
GNMA, 13.00%, 12/15/12 to 8/15/15(3)	26,137	26,405
GNMA, 13.50%, 10/15/12 to 8/15/14(3)	10,776	10,893
GNMA, 13.75%, 8/15/14(3)	3,141	3,176
GNMA, 14.50%, 10/15/12 to 12/15/12(3)	3,254	3,289
GNMA, 15.00%, 2/15/12 to 9/15/12(3)	1,674	1,691
		1,637,315,210
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,597,169,240)		1,691,254,844
U.S. Government Agency Collateralized Mortgage Obligations(1) — 7.7%
GNMA, Series 1998-17, Class F, VRN, 0.729%, 10/16/11(3)	329,163	330,206
GNMA, Series 1998-6, Class FA, VRN, 0.739%, 10/16/11(3)	2,703,423	2,711,385
GNMA, Series 2000-22, Class FG, VRN, 0.429%, 10/16/11(3)	118,763	118,697

7

Principal Amount	Value
GNMA, Series 2001-59, Class FD, VRN, 0.729%, 10/16/11(3)	$1,554,412	$1,564,494
GNMA, Series 2001-62, Class FB, VRN, 0.729%, 10/16/11(3)	3,111,073	3,127,461
GNMA, Series 2002-13, Class FA, VRN, 0.729%, 10/16/11(3)	1,757,256	1,765,364
GNMA, Series 2002-24, Class FA, VRN, 0.729%, 10/16/11(3)	3,146,494	3,157,519
GNMA, Series 2002-29, Class FA SEQ, VRN, 0.581%, 10/20/11(3)	962,931	964,470
GNMA, Series 2002-31, Class FW, VRN, 0.629%, 10/16/11(3)	990,692	993,555
GNMA, Series 2003-42, Class FW, VRN, 0.581%, 10/20/11(3)	1,582,084	1,585,345
GNMA, Series 2003-66, Class EH, 5.00%, 5/20/32(3)	17,650,000	19,148,176
GNMA, Series 2003-66, Class HF, VRN, 0.681%, 10/20/11	3,020,816	3,045,724
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33(3)	22,223,224	24,462,140
GNMA, Series 2004-39, Class XF SEQ, VRN, 0.479%, 10/16/11(3)	2,110,167	2,115,756
GNMA, Series 2007-5, Class FA, VRN, 0.371%, 10/20/11	17,284,062	17,239,906
GNMA, Series 2009-109, Class FA, VRN, 0.629%, 10/16/11	6,987,239	7,010,469
GNMA, Series 2009-45, Class AB, 5.00%, 12/20/29	1,337,860	1,342,105
GNMA, Series 2009-45, Class PA, 4.50%, 1/16/31	32,637,370	34,429,794
GNMA, Series 2010-60, Class DY SEQ, 4.00%, 5/16/25	10,000,000	11,118,460
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $130,294,975)		136,231,026

	Shares	Value
Temporary Cash Investments — 10.1%
	Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/14, valued at $56,798,094), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $55,660,778)	$55,660,731
	Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $48,883,388), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $47,709,238)	47,709,198
SSgA U.S. Government Money Market Fund	76,254,374	76,254,374
	TOTAL TEMPORARY CASH INVESTMENTS (Cost $179,624,303)	179,624,303
	TOTAL INVESTMENT SECURITIES — 113.3% (Cost $1,907,088,518)	2,007,110,173
	OTHER ASSETS AND LIABILITIES — (13.3)%(4)	(235,944,567)
	TOTAL NET ASSETS — 100.0%	$1,771,165,606

Notes to Schedule of Investments

GNMA = Government National Mortgage Association
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.
(2)	Forward commitment. Settlement date is indicated.
(3)	Security, or a portion thereof, has been segregated for forward commitments. At the period end, the aggregate value of securities pledged was $241,950,000.
(4)	Amount relates primarily to securities purchased, but not settled,at period end.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

SEPTEMBER 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,907,088,518)	$2,007,110,173
Receivable for capital shares sold	2,301,883
Interest receivable	6,339,222
2,015,751,278

Liabilities
Payable for investments purchased	241,213,907
Payable for capital shares redeemed	2,333,428
Accrued management fees	780,432
Distribution and service fees payable	54,675
Dividends payable	203,230
244,585,672

Net Assets	$1,771,165,606

Net Assets Consist of:
Capital paid in	$1,700,966,596
Accumulated net investment loss	(2,812,725)
Accumulated net realized loss	(27,009,920)
Net unrealized appreciation	100,021,655
$1,771,165,606

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$1,490,802,296	132,813,221	$11.22
Institutional Class	$18,560,757	1,653,785	$11.22
A Class	$252,502,492	22,494,563	$11.23	*
C Class	$5,924,969	527,791	$11.23
R Class	$3,375,092	300,801	$11.22
*Maximum offering price $11.76 (net asset value divided by 0.955)

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$31,801,956

Expenses:
Management fees	4,436,575
Distribution and service fees:
A Class	232,506
C Class	21,591
R Class	7,559
Trustees’ fees and expenses	49,569
4,747,800
Fees waived	(147,339)
4,600,461

Net investment income (loss)	27,201,495

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	10,527,038
Futures contract transactions	1,924,606
12,451,644

Change in net unrealized appreciation (depreciation) on:
Investments	46,032,106
Futures contracts	18,246
46,050,352

Net realized and unrealized gain (loss)	58,501,996

Net Increase (Decrease) in Net Assets Resulting from Operations	$85,703,491

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED) AND YEAR ENDED MARCH 31, 2011
Increase (Decrease) in Net Assets	September 30, 2011	March 31, 2011
Operations
Net investment income (loss)	$27,201,495	$57,506,413
Net realized gain (loss)	12,451,644	8,125,717
Change in net unrealized appreciation (depreciation)	46,050,352	10,445,681
Net increase (decrease) in net assets resulting from operations	85,703,491	76,077,811

Distributions to Shareholders
From net investment income:
Investor Class	(26,418,646)	(58,283,990)
Institutional Class	(262,201)	(644,563)
A Class	(3,226,572)	(6,380,868)
C Class	(58,344)	(50,612)
R Class	(48,847)	(83,161)
Decrease in net assets from distributions	(30,014,610)	(65,443,194)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	151,241,335	(39,776,522)

Net increase (decrease) in net assets	206,930,216	(29,141,905)

Net Assets
Beginning of period	1,564,235,390	1,593,377,295
End of period	$1,771,165,606	$1,564,235,390

Accumulated undistributed net investment income (loss)	$(2,812,725)	$390

See Notes to Financial Statements.

11

Notes to Financial Statements

SEPTEMBER 30, 2011 (UNAUDITED)

1. Organization

 American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Ginnie Mae Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income while maintaining liquidity and safety of principal by investing primarily in Government National Mortgage Association certificates. In addition, the fund may buy other U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

12

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

When-Issued and Forward Commitments — The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as “roll” transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price. The fund accounts for “roll” transactions as purchases and sales.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2425% to 0.3600%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. From April 1, 2011 through July 31, 2011, the investment advisor voluntarily agreed to waive 0.028% of its management fee. The total amount of the waiver for each class for the six months ended September 30, 2011 was $129,821, $1,196, $15,704, $351 and $267 for the Investor Class, Institutional Class, A Class, C Class and R Class, respectively. The effective annual management fee before waiver for each class for the six months ended September 30, 2011 was 0.55% for the Investor Class, A Class, C Class and R Class and 0.35% for the Institutional Class. The effective annual management fee after waiver for each class for the six months ended September 30, 2011 was 0.53% for the Investor Class, A Class, C Class and R Class and 0.33% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

The fund was eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund had a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB was a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). Prior to August 31, 2011, JPM was an equity investor in ACC. The services provided to the fund by JPMIM, JPMIS and JPMCB terminated on July 31, 2011.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2011 were $1,059,428,633 and $929,344,294, respectively, all of which are U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2011		Year ended March 31, 2011
	Shares	Amount	Shares	Amount
Investor Class
Sold	15,977,580	$178,195,284	24,962,522	$273,145,608
Issued in reinvestment of distributions	2,133,227	23,652,425	4,712,805	51,577,224
Redeemed	(12,856,731)	(142,108,625)	(33,630,764)	(366,579,418)
	5,254,076	59,739,084	(3,955,437)	(41,856,586)
Institutional Class
Sold	587,829	6,594,857	907,018	9,911,787
Issued in reinvestment of distributions	23,967	262,201	43,589	477,102
Redeemed	(94,453)	(1,052,730)	(1,484,847)	(16,225,430)
	517,343	5,804,328	(534,240)	(5,836,541)
A Class
Sold	9,930,022	110,999,178	6,965,105	76,042,550
Issued in reinvestment of distributions	247,243	2,748,367	315,711	3,456,305
Redeemed	(2,854,596)	(31,742,524)	(6,872,367)	(75,110,888)
	7,322,669	82,005,021	408,449	4,387,967
C Class
Sold	305,051	3,375,391	323,060	3,529,996
Issued in reinvestment of distributions	4,693	52,152	3,188	34,887
Redeemed	(20,673)	(230,505)	(89,853)	(979,452)
	289,071	3,197,038	236,395	2,585,431
R Class
Sold	100,284	1,109,825	127,154	1,384,575
Issued in reinvestment of distributions	4,444	48,847	7,594	83,071
Redeemed	(60,090)	(662,808)	(47,844)	(524,439)
	44,638	495,864	86,904	943,207
Net increase (decrease)	13,427,797	$151,241,335	(3,757,929)	$(39,776,522)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$1,691,254,844	—
U.S. Government Agency Collateralized Mortgage Obligations	—	136,231,026	—
Temporary Cash Investments	$76,254,374	103,369,929	—
Total Value of Investment Securities	$76,254,374	$1,930,855,799	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund regularly held interest rate risk derivative instruments though none were held at period end.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended September 30, 2011, the effect of interest rate risk derivative instruments on the Statement of Operations was $1,924,606 in net realized gain (loss) on futures contract transactions and $18,246 in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,907,088,518
Gross tax appreciation of investments	$100,251,512
Gross tax depreciation of investments	(229,857)
Net tax appreciation (depreciation) of investments	$100,021,655

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of March 31, 2011, the fund had accumulated capital losses of $(34,324,737), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2012	2013	2014	2015
$(4,170,582)	$(11,922,927)	$(10,878,793)	$(7,352,435)

The fund has elected to treat $(4,872,349) of net capital losses incurred in the five-month period ended March 31, 2011, as having been incurred in the following fiscal year for federal income tax purposes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From Net Investment Income			Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations		Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2011(3)	$10.84	0.19	0.40	0.59	(0.21)	$11.22	5.46%	0.54%(4)	0.56%(4)	3.40%(4)	3.38%(4)	57%	$1,490,802
2011	$10.76	0.39	0.13	0.52	(0.44)	$10.84	4.90%	0.53%	0.56%	3.57%	3.54%	100%	$1,382,165
2010	$10.68	0.40	0.14	0.54	(0.46)	$10.76	5.12%	0.54%	0.56%	3.69%	3.67%	171%	$1,414,742
2009	$10.40	0.43	0.30	0.73	(0.45)	$10.68	7.22%	0.53%	0.57%	4.12%	4.08%	330%	$1,336,491
2008	$10.17	0.48	0.25	0.73	(0.50)	$10.40	7.39%	0.52%	0.57%	4.73%	4.68%	338%	$1,179,206
2007	$10.11	0.48	0.08	0.56	(0.50)	$10.17	5.69%	0.57%	0.57%	4.71%	4.71%	410%	$1,219,743
Institutional Class
2011(3)	$10.83	0.20	0.41	0.61	(0.22)	$11.22	5.66%	0.34%(4)	0.36%(4)	3.60%(4)	3.58%(4)	57%	$18,561
2011	$10.76	0.41	0.13	0.54	(0.47)	$10.83	5.02%	0.33%	0.36%	3.77%	3.74%	100%	$12,313
2010	$10.68	0.42	0.14	0.56	(0.48)	$10.76	5.33%	0.34%	0.36%	3.89%	3.87%	171%	$17,971
2009	$10.40	0.45	0.30	0.75	(0.47)	$10.68	7.44%	0.33%	0.37%	4.32%	4.28%	330%	$8,016
2008(5)	$10.11	0.25	0.30	0.55	(0.26)	$10.40	5.45%	0.29%(4)	0.37%(4)	4.86%(4)	4.78%(4)	338%(6)	$6,143

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data							Ratios and Supplemental Data
	Income From Investment Operations:			Distributions From Net Investment Income			Ratio to Average Net Assets of:
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations		Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(7)
2011(3)	$10.84	0.17	0.42	0.59	(0.20)	$11.23	5.42%	0.79%(4)	0.81%(4)	3.15%(4)	3.13%(4)	57%	$252,502
2011	$10.76	0.36	0.14	0.50	(0.42)	$10.84	4.64%	0.78%	0.81%	3.32%	3.29%	100%	$164,395
2010	$10.68	0.37	0.14	0.51	(0.43)	$10.76	4.86%	0.79%	0.81%	3.44%	3.42%	171%	$158,819
2009	$10.40	0.40	0.30	0.70	(0.42)	$10.68	6.96%	0.78%	0.82%	3.87%	3.83%	330%	$146,874
2008	$10.17	0.46	0.24	0.70	(0.47)	$10.40	7.12%	0.77%	0.82%	4.48%	4.43%	338%	$95,323
2007	$10.11	0.45	0.08	0.53	(0.47)	$10.17	5.42%	0.82%	0.82%	4.46%	4.46%	410%	$85,984
C Class
2011(3)	$10.84	0.13	0.41	0.54	(0.15)	$11.23	5.03%	1.54%(4)	1.56%(4)	2.40%(4)	2.38%(4)	57%	$5,925
2011	$10.76	0.28	0.13	0.41	(0.33)	$10.84	3.87%	1.53%	1.56%	2.57%	2.54%	100%	$2,587
2010(8)	$10.78	0.02	(0.01)	0.01	(0.03)	$10.76	0.08%	1.54%(4)	1.56%(4)	2.72%(4)	2.70%(4)	171%(9)	$25
R Class
2011(3)	$10.83	0.16	0.41	0.57	(0.18)	$11.22	5.30%	1.04%(4)	1.06%(4)	2.90%(4)	2.88%(4)	57%	$3,375
2011	$10.76	0.34	0.12	0.46	(0.39)	$10.83	4.29%	1.03%	1.06%	3.07%	3.04%	100%	$2,775
2010	$10.68	0.34	0.14	0.48	(0.40)	$10.76	4.58%	1.04%	1.06%	3.19%	3.17%	171%	$1,820
2009	$10.40	0.36	0.32	0.68	(0.40)	$10.68	6.69%	1.03%	1.07%	3.62%	3.58%	330%	$556
2008(5)	$10.11	0.22	0.29	0.51	(0.22)	$10.40	5.09%	0.99%(4)	1.07%(4)	4.19%(4)	4.11%(4)	338%(6)	$26

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Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended September 30, 2011 (unaudited).
(4)	Annualized.
(5)	September 28, 2007 (commencement of sale) through March 31, 2008.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2008.
(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(8)	March 1, 2010 (commencement of sale) through March 31, 2010.
(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2010.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 28, 2011, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

●	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

●	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

●
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

●	data comparing the cost of owning the Fund to the cost of owning similar funds;

●	the Advisor’s compliance policies, procedures, and regulatory experience;

●	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

●	data comparing services provided and charges to other investment management clients of the Advisor; and

●	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

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Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

●	constructing and designing the Fund

●	portfolio research and security selection

●	initial capitalization/funding

●	securities trading

●	Fund administration

●	custody of Fund assets

●	daily valuation of the Fund’s portfolio

●	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

●	legal services

●	regulatory and portfolio compliance

●	financial reporting

●	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of

22

similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

23

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

24

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Government Income Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-73678   1111

SEMIANNUAL REPORT   SEPTEMBER 30, 2011

Government Bond Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	20
Approval of Management Agreement	22
Additional Information	27

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2011. This report offers a macroeconomic and financial market overview of the period, followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated March 31, 2012, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

This reporting period differed dramatically from the six months that preceded it. As the period covered by this report opened in April 2011, U.S. stocks were approaching the crest of an eight-month rally, originating back in late August 2010, which pushed the broad market approximately 30% higher. At the same time, the 10-year U.S. Treasury yield climbed above 3.50%, responding to global growth and inflation pressures.

All of that changed during the late spring and summer of 2011. High fuel prices, declining U.S. home values, elevated U.S. unemployment rates, natural disasters, a near-default on U.S. government debt, a U.S. debt rating downgrade, and a resurgence of the European sovereign debt crisis ebbed the economic tide globally and in the U.S.

Investors’ risk tolerance reversed as recession fears re-emerged. A full-blown flight to safety ensued by mid-summer, sending U.S. Treasury yields to record lows, boosting the U.S. dollar, and undermining stock prices, both domestically and abroad. By September 30, the financial markets had priced in recessionary expectations.

Fundamental signs of economic resilience remained, however, particularly in corporate earnings, with potentially more monetary and fiscal stimuli on the way. The Federal Reserve resurrected “Operation Twist,” an attempt to further lower long-term interest rates, and the Obama administration worked to implement job-creation legislation.

We don’t think there will be a double-dip recession, but we do believe we face another period of slow, sub-par economic growth. We appreciate your continued trust in us during these uncertain times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	CPTNX	6.73%	5.16%	6.69%	5.24%	7.49%	5/16/80
Barclays Capital U.S. Government/MBS Index	—	6.59%	5.53%	6.64%	5.53%	8.52%(2)	—
Institutional Class	ABTIX	6.84%	5.37%	—	—	6.93%	3/1/10
A Class(3) No sales charge* With sales charge*	ABTAX	6.60% 1.82%	4.90% 0.18%	6.43% 5.45%	4.98% 4.49%	5.61% 5.26%	10/9/97
C Class No sales charge* With sales charge*	ABTCX	6.11% 5.11%	4.12% 4.12%	— —	— —	5.60% 5.60%	3/1/10
R Class	ABTRX	6.38%	4.55%	—	—	6.13%	3/1/10

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Performance information prior to September 3, 2002, is that of the American Century Treasury Fund, all of the net assets of which were acquired by Government Bond pursuant to a plan of reorganization approved by Treasury Fund shareholders on August 2, 2002.

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 5/31/80, the date nearest the Investor Class’s inception for which data are available.
(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.48%	0.28%	0.73%	1.48%	0.98%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

SEPTEMBER 30, 2011
Portfolio at a Glance
Average Duration (effective)	4.5 years
Weighted Average Life	6.2 years

30-Day SEC Yields
Investor Class	2.04%
Institutional Class	2.24%
A Class	1.71%
C Class	1.08%
R Class	1.55%

Types of Investments in Portfolio	% of net assets
U.S. Government Agency Mortgage-Backed Securities	44.0%
U.S. Treasury Securities	37.0%
U.S. Government Agency Securities	13.0%
Collateralized Mortgage Obligations	11.1%
Temporary Cash Investments	2.1%
Other Assets and Liabilities	(7.2)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period* 4/1/11 – 9/30/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,067.30	$2.48	0.48%
Institutional Class	$1,000	$1,068.40	$1.45	0.28%
A Class	$1,000	$1,066.00	$3.77	0.73%
C Class	$1,000	$1,061.10	$7.63	1.48%
R Class	$1,000	$1,063.80	$5.06	0.98%
Hypothetical
Investor Class	$1,000	$1,022.60	$2.43	0.48%
Institutional Class	$1,000	$1,023.60	$1.42	0.28%
A Class	$1,000	$1,021.35	$3.69	0.73%
C Class	$1,000	$1,017.60	$7.47	1.48%
R Class	$1,000	$1,020.10	$4.95	0.98%

*	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value
U.S. Government Agency Mortgage-Backed Securities(1) — 44.0%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.3%
FHLMC, VRN, 3.54%, 10/15/11	$ 6,628,688	$ 6,970,538
FHLMC, VRN, 3.70%, 10/15/11	7,358,365	7,676,267
FNMA, VRN, 5.764%, 10/25/11(2)	1,774,246	1,899,403
GNMA, VRN, 1.75%, 10/20/11	1,262,847	1,305,141
GNMA, VRN, 1.75%, 10/20/11	1,379,079	1,423,197
GNMA, VRN, 1.75%, 10/20/11	2,638,808	2,721,907
GNMA, VRN, 1.75%, 10/20/11	2,574,756	2,657,125
GNMA, VRN, 2.125%, 10/20/11	888,708	921,397
GNMA, VRN, 2.125%, 10/20/11	898,531	931,581
GNMA, VRN, 2.25%, 10/20/11	1,619,361	1,682,366
GNMA, VRN, 2.50%, 10/20/11	1,761,410	1,831,264
		30,020,186
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 41.7%
FHLMC, 4.50%, 1/1/19(2)	1,912,387	2,044,915
FHLMC, 5.00%, 5/1/23(2)	11,062,787	11,999,011
FHLMC, 5.50%, 10/1/34(2)	2,729,186	2,972,425
FHLMC, 5.50%, 4/1/38(2)	28,983,578	31,462,579
FHLMC, 4.00%, 12/1/40	3,484,061	3,665,523
FHLMC, 4.00%, 4/1/41	14,760,316	15,561,371
FHLMC, 6.50%, 7/1/47(2)	95,196	104,819
FNMA, 3.50%, 10/13/11(3)	12,900,000	13,264,829
FNMA, 4.50%, 10/13/11(3)	30,000,000	31,842,189
FNMA, 6.00%, 10/13/11(3)	18,200,000	19,965,973
FNMA, 6.50%, 10/13/11(3)	15,170,000	16,722,558
FNMA, 4.50%, 6/1/18	1,123,934	1,204,650
FNMA, 4.50%, 5/1/19(2)	5,748,126	6,162,728
FNMA, 5.00%, 9/1/20(2)	600,850	649,822
FNMA, 4.50%, 11/1/20	511,232	548,106
FNMA, 6.50%, 3/1/32(2)	342,085	384,988
FNMA, 7.00%, 6/1/32(2)	358,807	413,781
FNMA, 6.50%, 8/1/32(2)	424,747	479,079
FNMA, 5.50%, 7/1/33(2)	4,506,306	4,926,237
FNMA, 5.00%, 11/1/33(2)	24,051,500	25,997,667
FNMA, 5.50%, 8/1/34	18,240,186	19,928,542
FNMA, 5.50%, 9/1/34(2)	1,039,905	1,136,161
FNMA, 5.50%, 10/1/34(2)	8,690,268	9,567,984
FNMA, 5.00%, 8/1/35(2)	4,286,855	4,629,045
FNMA, 5.50%, 1/1/36(2)	19,024,809	20,773,902
FNMA, 5.00%, 2/1/36(2)	2,165,080	2,337,903
FNMA, 5.50%, 4/1/36(2)	5,848,348	6,386,030
FNMA, 5.00%, 5/1/36(2)	10,442,425	11,275,969
FNMA, 5.50%, 12/1/36(2)	4,683,624	5,104,711
FNMA, 5.50%, 2/1/37(2)	16,691,926	18,192,634
FNMA, 6.50%, 8/1/37(2)	1,297,397	1,418,960
FNMA, 6.00%, 9/1/37	6,652,286	7,312,733
FNMA, 6.00%, 11/1/37	27,248,121	30,319,495
FNMA, 6.00%, 9/1/38	1,969,751	2,152,691
FNMA, 6.00%, 11/1/38	1,895,793	2,071,864
FNMA, 4.50%, 2/1/39	9,641,791	10,253,945
FNMA, 4.50%, 4/1/39	3,372,177	3,635,804
FNMA, 4.50%, 5/1/39	7,709,125	8,311,802
FNMA, 4.50%, 10/1/39	9,518,446	10,262,571
FNMA, 4.50%, 3/1/40	9,205,271	9,852,996
FNMA, 4.00%, 10/1/40	8,585,603	9,063,982
FNMA, 4.50%, 11/1/40	7,917,556	8,474,672
FNMA, 4.00%, 12/1/40	9,662,729	10,161,869
FNMA, 4.50%, 7/1/41	1,168,534	1,246,741
FNMA, 6.50%, 6/1/47(2)	134,134	146,409
FNMA, 6.50%, 8/1/47(2)	348,612	380,514
FNMA, 6.50%, 8/1/47(2)	542,657	592,315
FNMA, 6.50%, 9/1/47(2)	608,803	664,514
FNMA, 6.50%, 9/1/47(2)	38,958	42,523
FNMA, 6.50%, 9/1/47(2)	329,434	359,581
FNMA, 6.50%, 9/1/47(2)	158,628	173,144
FNMA, 6.50%, 9/1/47(2)	246,653	269,225
FNMA, 6.00%, 4/1/48(2)	3,197,221	3,476,178
GNMA, 4.50%, 10/20/11(3)	17,000,000	18,484,843
GNMA, 5.50%, 12/20/38	13,810,065	15,306,923
GNMA, 6.00%, 1/20/39	2,846,987	3,174,360
GNMA, 5.00%, 3/20/39	16,340,501	17,987,140
GNMA, 5.50%, 3/20/39	4,927,367	5,461,439
GNMA, 5.50%, 4/20/39	8,386,546	9,295,555
GNMA, 5.00%, 12/15/39	12,355,753	13,653,973
GNMA, 5.00%, 8/20/40	17,231,291	18,956,926
GNMA, 4.00%, 11/20/40	21,538,404	23,097,965
GNMA, 4.00%, 12/15/40	3,938,110	4,222,647
		539,992,430
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $541,915,119)		570,012,616

7

Principal Amount	Value
U.S. Treasury Securities — 37.0%
U.S. Treasury Bonds, 10.625%, 8/15/15(2)	$ 6,250,000	$ 8,639,650
U.S. Treasury Bonds, 8.125%, 8/15/21(2)	14,247,000	22,334,395
U.S. Treasury Bonds, 7.125%, 2/15/23(2)	10,700,000	16,170,375
U.S. Treasury Bonds, 6.625%, 2/15/27(2)	4,500,000	6,896,952
U.S. Treasury Bonds, 5.50%, 8/15/28(2)	3,000,000	4,202,814
U.S. Treasury Bonds, 5.25%, 2/15/29(2)	5,000,000	6,848,440
U.S. Treasury Bonds, 5.375%, 2/15/31(2)	1,300,000	1,835,235
U.S. Treasury Bonds, 3.50%, 2/15/39(2)	4,000,000	4,461,876
U.S. Treasury Bonds, 4.25%, 5/15/39(2)	8,500,000	10,731,250
U.S. Treasury Bonds, 4.375%, 11/15/39(2)	11,200,000	14,444,506
U.S. Treasury Bonds, 4.625%, 2/15/40(2)	14,000,000	18,764,382
U.S. Treasury Bonds, 4.75%, 2/15/41(2)	3,000,000	4,113,750
U.S. Treasury Bonds, 4.375%, 5/15/41(2)	11,200,000	14,516,275
U.S. Treasury Bonds, 3.75%, 8/15/41(2)	1,800,000	2,104,031
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(2)	37,005,512	37,684,896
U.S. Treasury Notes, 1.375%, 11/15/12(2)	2,300,000	2,330,907
U.S. Treasury Notes, 0.50%, 11/30/12(2)	5,550,000	5,571,245
U.S. Treasury Notes, 1.375%, 1/15/13(2)	1,300,000	1,319,449
U.S. Treasury Notes, 1.25%, 2/15/14(2)	5,000,000	5,107,030
U.S. Treasury Notes, 1.25%, 3/15/14(2)	20,000,000	20,439,140
U.S. Treasury Notes, 1.875%, 4/30/14(2)	25,000,000	25,964,850
U.S. Treasury Notes, 2.375%, 8/31/14(2)	13,000,000	13,737,347
U.S. Treasury Notes, 2.125%, 11/30/14(2)	13,000,000	13,677,430
U.S. Treasury Notes, 2.625%, 12/31/14(2)	17,000,000	18,167,424
U.S. Treasury Notes, 2.25%, 1/31/15(2)	5,000,000	5,289,065
U.S. Treasury Notes, 1.25%, 9/30/15(2)	10,000,000	10,230,470
U.S. Treasury Notes, 2.125%, 12/31/15(2)	22,053,000	23,333,111
U.S. Treasury Notes, 2.00%, 1/31/16(2)	11,000,000	11,574,926
U.S. Treasury Notes, 2.00%, 4/30/16(2)	11,000,000	11,579,216
U.S. Treasury Notes, 1.50%, 6/30/16(2)	5,000,000	5,142,980
U.S. Treasury Notes, 1.50%, 7/31/16(2)	32,300,000	33,195,873
U.S. Treasury Notes, 4.875%, 8/15/16(2)	14,000,000	16,657,816
U.S. Treasury Notes, 2.375%, 7/31/17(2)	5,000,000	5,344,530
U.S. Treasury Notes, 4.75%, 8/15/17(2)	11,950,000	14,401,614
U.S. Treasury Notes, 4.00%, 8/15/18(2)	12,085,000	14,183,826
U.S. Treasury Notes, 1.50%, 8/31/18(2)	4,000,000	4,025,000
U.S. Treasury Notes, 3.625%, 2/15/20(2)	11,300,000	13,062,981
U.S. Treasury Notes, 3.625%, 2/15/21(2)	10,000,000	11,570,310
U.S. Treasury Notes, 2.125%, 8/15/21(2)	18,800,000	19,167,296
TOTAL U.S. TREASURY SECURITIES (Cost $437,446,738)		478,822,663
U.S. Government Agency Securities — 13.0%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 4.8%
FHLMC, 2.875%, 2/9/15(2)	13,000,000	13,918,229
FHLMC, 5.00%, 2/16/17(2)	5,000,000	5,924,410
FHLMC, 4.875%, 6/13/18(2)	5,000,000	5,995,335
FNMA, 0.70%, 9/19/14(2)	6,000,000	5,980,776
FNMA, 1.625%, 10/26/15	2,120,000	2,177,895
FNMA, 1.25%, 9/28/16(2)	7,000,000	7,002,065
FNMA, 5.00%, 2/13/17(2)	7,000,000	8,309,553
FNMA, 5.375%, 6/12/17(2)	3,500,000	4,254,215
FNMA, 6.625%, 11/15/30(2)	6,000,000	8,967,330
		62,529,808
GOVERNMENT-BACKED CORPORATE BONDS(4) — 8.2%
Ally Financial, Inc., 1.75%, 10/30/12(2)	14,000,000	14,222,208
Ally Financial, Inc., 2.20%, 12/19/12(2)	5,150,000	5,266,575
Bank of America Corp., 2.10%, 4/30/12(2)	3,500,000	3,538,462

8

Principal Amount	Value
Bank of America Corp., 3.125%, 6/15/12(2)	$18,800,000	$ 19,189,687
Citigroup Funding, Inc., 2.125%, 7/12/12(2)	4,000,000	4,059,712
Citigroup Funding, Inc., 1.875%, 10/22/12	2,000,000	2,032,126
Citigroup Funding, Inc., 1.875%, 11/15/12(2)	8,000,000	8,139,384
General Electric Capital Corp., 2.625%, 12/28/12(2)	7,415,000	7,627,232
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12(2)	5,000,000	5,106,910
John Deere Capital Corp., 2.875%, 6/19/12(2)	3,950,000	4,026,207
JPMorgan Chase & Co., 2.20%, 6/15/12(2)	17,500,000	17,736,670
JPMorgan Chase & Co., 2.125%, 12/26/12(2)	5,000,000	5,111,295
Morgan Stanley, 1.95%, 6/20/12(2)	10,000,000	10,121,210
		106,177,678
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $162,633,242)		168,707,486
Collateralized Mortgage Obligations(1) — 11.1%
FHLMC, Series 2625, Class FJ SEQ, VRN, 0.529%, 10/15/11(2)	589,748	590,267
FHLMC, Series 2685, Class ND SEQ, 4.00%, 10/15/18	5,260,000	5,612,917
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	5,000,000	5,346,580
FHLMC, Series 2706, Class EB, 5.00%, 9/15/20(2)	1,087,868	1,099,132
FHLMC, Series 2779, Class FM SEQ, VRN, 0.579%, 10/15/11(2)	1,002,792	1,005,043
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	8,813,000	9,412,922
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	5,400,000	5,921,702
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	13,500,000	14,768,715
FHLMC, Series 3397, Class GF, VRN, 0.729%, 10/15/11	4,985,982	5,014,254
FHLMC, Series 3599, Class B SEQ, 1.60%, 11/15/14	1,105,340	1,110,197
FHLMC, Series 3601, Class AB SEQ, 1.25%, 11/15/12	2,965,304	2,982,475
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	11,104,439	11,866,742
FNMA, Series 2002-5, Class PJ, 6.00%, 10/25/21(2)	814,264	841,932
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	7,800,000	8,332,256
FNMA, Series 2003-42, Class FK, VRN, 0.635%, 10/25/11(2)	1,066,604	1,069,232
FNMA, Series 2003-43, Class LF, VRN, 0.585%, 10/25/11(2)	2,126,680	2,132,147
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.635%, 10/25/11(2)	1,064,143	1,065,995
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	9,300,000	10,155,066
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	5,485,000	5,932,158
FNMA, Series 2005-121, Class V SEQ, 4.50%, 6/25/29	11,778,542	12,966,323
FNMA, Series 2007-36, Class FB, VRN, 0.635%, 10/25/11	1,244,182	1,246,353
FNMA, Series 2010-39, Class VN SEQ, 5.00%, 10/25/39	8,900,000	9,615,936
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33(2)	12,000,000	13,208,960
GNMA, Series 2007-5, Class FA, VRN, 0.371%, 10/20/11	4,393,289	4,382,065
GNMA, Series 2010-60, Class DY SEQ, 4.00%, 5/16/25	5,000,000	5,559,230
NCUA Guaranteed Notes, Series 2010-C1, Class A2 SEQ, 2.90%, 10/29/20	2,075,000	2,179,810
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $136,746,674)		143,418,409

9

	Shares	Value
Temporary Cash Investments — 2.1%
Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations,
0.25%, 9/15/14, valued at $8,409,493), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11
(Delivery value $8,241,103)
		$ 8,241,096
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $7,237,646), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $7,063,802)		7,063,796
SSgA U.S. Government Money Market Fund	11,393,533	11,393,533
TOTAL TEMPORARY CASH INVESTMENTS (Cost $26,698,425)		26,698,425
TOTAL INVESTMENT SECURITIES — 107.2% (Cost $1,305,440,198)		1,387,659,599
OTHER ASSETS AND LIABILITIES — (7.2)%(5)		(92,887,475)
TOTAL NET ASSETS — 100.0%		$1,294,772,124

Notes to Schedule of Investments

FDIC = Federal Deposit Insurance Corporation
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NCUA = National Credit Union Administration
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.
(2)	Security, or a portion thereof, has been segregated for forward commitments. At the period end, the aggregate value of securities pledged was $100,281,000.
(3)	Forward commitment. Settlement date is indicated.
(4)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(5)	Amount relates primarily to securities purchased, but not settled,at period end.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

SEPTEMBER 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,305,440,198)	$1,387,659,599
Receivable for investments sold	203,969
Receivable for capital shares sold	4,016,024
Interest receivable	5,994,042
1,397,873,634

Liabilities
Payable for investments purchased	100,845,869
Payable for capital shares redeemed	1,455,129
Accrued management fees	491,407
Distribution and service fees payable	44,353
Dividends payable	264,752
103,101,510

Net Assets	$1,294,772,124

Net Assets Consist of:
Capital paid in	$1,202,765,994
Accumulated net investment oss	(1,088,642)
Undistributed net realized gain	10,875,371
Net unrealized appreciation	82,219,401
$1,294,772,124

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$1,054,021,399	90,472,208	$11.65
Institutional Class	$31,885,134	2,737,143	$11.65
A Class	$206,647,307	17,738,190	$11.65	*
C Class	$1,767,236	151,765	$11.64
R Class	$451,048	38,745	$11.64
*Maximum offering price $12.20 (net asset value divided by 0.955)

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$19,919,968

Expenses:
Management fees	2,908,317
Distribution and service fees:
A Class	255,739
C Class	7,039
R Class	676
Trustees’ fees and expenses	39,325
3,211,096

Net investment income (loss)	16,708,872

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	9,558,917
Futures contract transactions	3,330,852
12,889,769

Change in net unrealized appreciation (depreciation) on:
Investments	50,688,805
Futures contracts	26,698
50,715,503

Net realized and unrealized gain (loss)	63,605,272

Net Increase (Decrease) in Net Assets Resulting from Operations	$80,314,144

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED) AND YEAR ENDED MARCH 31, 2011
Increase (Decrease) in Net Assets	September 30, 2011	March 31, 2011
Operations
Net investment income (loss)	$16,708,872	$35,311,765
Net realized gain (loss)	12,889,769	7,802,552
Change in net unrealized appreciation (depreciation)	50,715,503	5,467,427
Net increase (decrease) in net assets resulting from operations	80,314,144	48,581,744

Distributions to Shareholders
From net investment income:
Investor Class	(14,295,758)	(31,367,912)
Institutional Class	(448,015)	(186,970)
A Class	(2,629,763)	(5,754,540)
C Class	(12,741)	(12,478)
R Class	(3,071)	(1,609)
From net realized gains:
Investor Class	—	(5,572,674)
Institutional Class	—	(14,937)
A Class	—	(1,126,370)
C Class	—	(5,476)
R Class	—	(363)
Decrease in net assets from distributions	(17,389,348)	(44,043,329)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	6,237,963	41,104,552

Net increase (decrease) in net assets	69,162,759	45,642,967

Net Assets
Beginning of period	1,225,609,365	1,179,966,398
End of period	$1,294,772,124	$1,225,609,365

Accumulated net investment loss	$(1,088,642)	$(408,166)

See Notes to Financial Statements.

13

Notes to Financial Statements

SEPTEMBER 30, 2011 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Government Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income. The fund pursues its objective by investing primarily in U.S. government debt securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

14

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

When-Issued and Forward Commitments — The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as “roll” transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price. The fund accounts for “roll” transactions as purchases and sales.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

15

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended September 30, 2011 was 0.47% for the Investor Class, A Class, C Class and R Class and 0.27% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

The fund was eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund had a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB was a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). Prior to August 31, 2011, JPM was an equity investor in ACC. The services provided to the fund by JPMIM, JPMIS and JPMCB terminated on July 31, 2011.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2011 were $787,897,173 and $722,884,712, respectively, all of which are U.S. Treasury and Government Agency obligations.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2011		Year ended March 31, 2011
	Shares	Amount	Shares	Amount
Investor Class
Sold	12,570,867	$143,428,000	33,453,787	$376,088,849
Issued in reinvestment of distributions	1,134,901	12,907,961	2,995,597	33,685,472
Redeemed	(13,151,172)	(149,119,190)	(36,265,286)	(406,283,815)
	554,596	7,216,771	184,098	3,490,506
Institutional Class
Sold	432,631	4,905,463	2,556,660	28,470,104
Issued in reinvestment of distributions	39,821	448,015	18,131	201,907
Redeemed	(217,965)	(2,469,540)	(94,400)	(1,046,281)
	254,487	2,883,938	2,480,391	27,625,730
A Class
Sold	3,564,697	40,502,074	9,844,783	110,283,503
Issued in reinvestment of distributions	126,796	1,441,960	341,125	3,835,209
Redeemed	(4,104,931)	(46,657,889)	(9,413,607)	(105,369,007)
	(413,438)	(4,713,855)	772,301	8,749,705
C Class
Sold	68,116	777,804	121,030	1,369,662
Issued in reinvestment of distributions	988	11,241	1,522	17,038
Redeemed	(19,822)	(228,623)	(24,051)	(270,430)
	49,282	560,422	98,501	1,116,270
R Class
Sold	27,667	315,101	13,067	146,275
Issued in reinvestment of distributions	271	3,071	177	1,972
Redeemed	(2,361)	(27,485)	(2,340)	(25,906)
	25,577	290,687	10,904	122,341
Net increase (decrease)	470,504	$6,237,963	3,546,195	$41,104,552

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$570,012,616	—
U.S. Treasury Securities	—	478,822,663	—
U.S. Government Agency Securities	—	168,707,486	—
Collateralized Mortgage Obligations	—	143,418,409	—
Temporary Cash Investments	$11,393,533	15,304,892	—
Total Value of Investment Securities	$11,393,533	$1,376,266,066	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund regularly held interest rate risk derivative instruments though none were held at period end.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended September 30, 2011, the effect of interest rate risk derivative instruments on the Statement of Operations was $3,330,852 in net realized gain (loss) on futures contract transactions and $26,698 in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

18

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,305,769,512
Gross tax appreciation of investments	$82,615,073
Gross tax depreciation of investments	(724,986)
Net tax appreciation (depreciation) of investments	$81,890,087

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The fund has elected to treat $(865,280) of net capital losses incurred in the five-month period ended March 31, 2011, as having been incurred in the following fiscal year for federal income tax purposes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Income From Investment Operations:			Distributions From:			Net Asset Value, End of Period	Total Return(2)	Ratio to Average Net Assets of:		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
		Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions			Operating Expenses	Net Investment Income (Loss)
Investor Class
2011(3)	$11.07	0.15	0.59	0.74	(0.16)	—	(0.16)	$11.65	6.73%	0.48%(4)	2.72%(4)	57%	$1,054,021
2011	$11.02	0.32	0.13	0.45	(0.34)	(0.06)	(0.40)	$11.07	4.04%	0.48%	2.83%	93%	$995,817
2010	$11.26	0.37	(0.07)	0.30	(0.38)	(0.16)	(0.54)	$11.02	2.77%	0.48%	3.28%	124%	$988,435
2009	$11.05	0.39	0.34	0.73	(0.40)	(0.12)	(0.52)	$11.26	6.90%	0.49%	3.58%	335%	$895,833
2008	$10.45	0.47	0.60	1.07	(0.47)	—	(0.47)	$11.05	10.58%	0.49%	4.45%	239%	$662,104
2007	$10.33	0.48	0.12	0.60	(0.48)	—	(0.48)	$10.45	5.95%	0.49%	4.60%	319%	$500,331
Institutional Class
2011(3)	$11.07	0.17	0.58	0.75	(0.17)	—	(0.17)	$11.65	6.84%	0.28%(4)	2.92%(4)	57%	$31,885
2011	$11.01	0.34	0.14	0.48	(0.36)	(0.06)	(0.42)	$11.07	4.34%	0.28%	3.03%	93%	$27,492
2010(5)	$11.07	0.03	(0.06)	(0.03)	(0.03)	—	(0.03)	$11.01	(0.26)%	0.28%(4)	3.33%(4)	124%(6)	$25
A Class(7)
2011(3)	$11.07	0.14	0.59	0.73	(0.15)	—	(0.15)	$11.65	6.60%	0.73%(4)	2.47%(4)	57%	$206,647
2011	$11.02	0.29	0.13	0.42	(0.31)	(0.06)	(0.37)	$11.07	3.78%	0.73%	2.58%	93%	$201,020
2010	$11.26	0.34	(0.07)	0.27	(0.35)	(0.16)	(0.51)	$11.02	2.52%	0.73%	3.03%	124%	$191,437
2009	$11.05	0.36	0.35	0.71	(0.38)	(0.12)	(0.50)	$11.26	6.64%	0.74%	3.33%	335%	$189,956
2008	$10.45	0.44	0.61	1.05	(0.45)	—	(0.45)	$11.05	10.31%	0.74%	4.20%	239%	$105,512
2007	$10.33	0.45	0.12	0.57	(0.45)	—	(0.45)	$10.45	5.69%	0.74%	4.35%	319%	$40,671

20

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
Net Asset Value, Beginning of Period	Income From Investment Operations:			Distributions From:			Net Asset Value, End of Period	Total Return(2)	Ratio to Average Net Assets of:		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions			Operating Expenses	Net Investment Income (Loss)
C Class
2011(3)	$11.07	0.10	0.57	0.67	(0.10)	—	(0.10)	$11.64	6.11%	1.48%(4)	1.72%(4)	57%	$1,767
2011	$11.01	0.20	0.14	0.34	(0.22)	(0.06)	(0.28)	$11.07	3.10%	1.48%	1.83%	93%	$1,134
2010(5)	$11.07	0.02	(0.06)	(0.04)	(0.02)	—	(0.02)	$11.01	(0.36)%	1.48%(4)	2.13%(4)	124%(6)	$44
R Class
2011(3)	$11.07	0.12	0.58	0.70	(0.13)	—	(0.13)	$11.64	6.38%	0.98%(4)	2.22%(4)	57%	$451
2011	$11.01	0.26	0.14	0.40	(0.28)	(0.06)	(0.34)	$11.07	3.62%	0.98%	2.33%	93%	$146
2010(5)	$11.07	0.02	(0.05)	(0.03)	(0.03)	—	(0.03)	$11.01	(0.32)%	0.98%(4)	2.63%(4)	124%(6)	$25

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended September 30, 2011 (unaudited).
(4)	Annualized.
(5)	March 1, 2010 (commencement of sale) through March 31, 2010.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2010.
(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

21

Approval of Management Agreement

At a meeting held on June 28, 2011, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

●	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

●	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

●
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

●	data comparing the cost of owning the Fund to the cost of owning similar funds;

●	the Advisor’s compliance policies, procedures, and regulatory experience;

●	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

●	data comparing services provided and charges to other investment management clients of the Advisor; and

●	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

22

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

●	constructing and designing the Fund

●	portfolio research and security selection

●	initial capitalization/funding

●	securities trading

●	Fund administration

●	custody of Fund assets

●	daily valuation of the Fund’s portfolio

●	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

●	legal services

●	regulatory and portfolio compliance

●	financial reporting

●	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups

23

of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

24

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

25

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

26

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Government Income Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-73679   1111

SEMIANNUAL REPORT   SEPTEMBER 30, 2011

Capital Preservation Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	14
Approval of Management Agreement	15
Additional Information	20

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2011. This report offers a macroeconomic and financial market overview of the period, followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated March 31, 2012, will provide additional market perspective from our portfolio management team.

Macroeconomic and Financial Market Overview

This reporting period differed dramatically from the six months that preceded it. As the period covered by this report opened in April 2011, U.S. stocks were approaching the crest of an eight-month rally, originating back in late August 2010, which pushed the broad market approximately 30% higher. At the same time, the 10-year U.S. Treasury yield climbed above 3.50%, responding to global growth and inflation pressures.

All of that changed during the late spring and summer of 2011. High fuel prices, declining U.S. home values, elevated U.S. unemployment rates, natural disasters, a near-default on U.S. government debt, a U.S. debt rating downgrade, and a resurgence of the European sovereign debt crisis ebbed the economic tide globally and in the U.S.

Investors’ risk tolerance reversed as recession fears re-emerged. A full-blown flight to safety ensued by mid-summer, sending U.S. Treasury yields to record lows, boosting the U.S. dollar, and undermining stock prices, both domestically and abroad. By September 30, the financial markets had priced in recessionary expectations.

Fundamental signs of economic resilience remained, however, particularly in corporate earnings, with potentially more monetary and fiscal stimuli on the way. The Federal Reserve resurrected “Operation Twist,” an attempt to further lower long-term interest rates, and the Obama administration worked to implement job-creation legislation.

We don’t think there will be a double-dip recession, but we do believe we face another period of slow, sub-par economic growth. We appreciate your continued trust in us during these uncertain times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	CPFXX	0.01%(2)	0.01%(2)	1.42%(2)	1.63%(2)	4.31%	10/13/72

(1)	Total returns for periods less than one year are not annualized.
(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class 0.48%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

Fund Characteristics

SEPTEMBER 30, 2011
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	-0.42%

7-Day Effective Yield
After waiver(1)	0.01%
(1)Yields would have been lower if a portion of the management fee had not been waived.

Portfolio at a Glance
Weighted Average Maturity	58 days
Weighted Average Life	59 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	27%
31-90 days	41%
91-180 days	29%
More than 180 days	3%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period(1) 4/1/11 – 9/30/11	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.10	$0.35	0.07%
Investor Class (before waiver)	$1,000	$1,000.10(2)	$2.40	0.48%
Hypothetical
Investor Class (after waiver)	$1,000	$1,024.65	$0.35	0.07%
Investor Class (before waiver)	$1,000	$1,022.60	$2.43	0.48%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over theperiod, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had notbeen waived.

6

Schedule of Investments

SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value
U.S. Treasury Notes(1) — 48.4%
U.S. Treasury Note, 1.00%, 10/31/11	$155,000,000	$ 155,121,735
U.S. Treasury Note, 4.625%, 10/31/11	25,000,000	25,089,532
U.S. Treasury Note, 1.75%, 11/15/11	120,000,000	120,248,421
U.S. Treasury Note, 0.07%, 11/30/11	22,371,000	22,368,458
U.S. Treasury Note, 0.75%, 11/30/11	51,000,000	51,061,718
U.S. Treasury Note, 4.50%, 11/30/11	60,000,000	60,414,841
U.S. Treasury Note, 1.125%, 12/15/11	105,000,000	105,174,628
U.S. Treasury Note, 1.00%, 12/31/11	315,000,000	315,730,818
U.S. Treasury Note, 4.625%, 12/31/11	165,000,000	166,870,319
U.S. Treasury Note, 1.125%, 1/15/12	50,000,000	50,117,351
U.S. Treasury Note, 0.875%, 1/31/12	138,000,000	138,358,613
U.S. Treasury Note, 1.375%, 2/15/12	110,000,000	110,534,169
U.S. Treasury Note, 1.00%, 3/31/12	50,000,000	50,214,121
U.S. Treasury Note, 1.00%, 4/30/12	10,000,000	10,047,242
U.S. Treasury Note, 4.50%, 4/30/12	20,000,000	20,498,186
TOTAL U.S. TREASURY NOTES		1,401,850,152
U.S. Treasury Bills(1) — 35.4%
U.S. Treasury Bill, 0.005%, 10/6/11	100,000,000	99,999,931
U.S. Treasury Bill, 0.017%, 10/6/11	40,000,000	39,999,906
U.S. Treasury Bill, 0.01%, 10/13/11	19,000,000	19,000,000
U.S. Treasury Bill, 0.01%, 10/13/11	149,925,000	149,925,000
U.S. Treasury Bill, 0.01%, 10/20/11	13,000,000	13,000,000
U.S. Treasury Bill, 0.01%, 10/27/11	133,434,000	133,434,000
U.S. Treasury Bill, 0.005%, 11/3/11	28,000,000	27,999,879
U.S. Treasury Bill, 0.016%, 11/3/11	150,000,000	149,997,800
U.S. Treasury Bill, 0.045%, 11/10/11	60,000,000	59,997,000
U.S. Treasury Bill, 0.01%, 11/17/11	22,000,000	21,999,725
U.S. Treasury Bill, 0.01%, 12/15/11	100,000,000	99,997,917
U.S. Treasury Bill, 0.01%, 12/22/11	110,000,000	109,997,494
U.S. Treasury Bill, 0.008%, 12/29/11	100,000,000	99,998,146
TOTAL U.S. TREASURY BILLS		1,025,346,798
Temporary Cash Investments — 5.9%
SSgA U.S. Government Money Market Fund	170,148,503	170,148,503
TOTAL INVESTMENT SECURITIES — 89.7%		2,597,345,453
OTHER ASSETS AND LIABILITIES — 10.3%(2)		296,667,863
TOTAL NET ASSETS — 100.0%		$2,894,013,316

Notes to Schedule of Investments

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.
(2)	Amount relates primarily to securities sold, but not settled,at period end.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

SEPTEMBER 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$2,597,345,453
Receivable for investments sold	288,043,434
Receivable for capital shares sold	5,787,507
Interest receivable	6,962,564
2,898,138,958

Liabilities
Payable for capital shares redeemed	4,013,462
Accrued management fees	112,180
4,125,642

Net Assets	$2,894,013,316

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	2,894,012,160

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$2,894,013,056
Undistributed net realized gain	260
$2,894,013,316

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,112,765

Expenses:
Management fees	6,894,480
Trustees’ fees and expenses	85,935
Other expenses	1,343
6,981,758
Fees waived	(6,012,896)
968,862

Net investment income (loss)	143,903

Net realized gain (loss) on investment transactions	108

Net Increase (Decrease) in Net Assets Resulting from Operations	$144,011

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED) AND YEAR ENDED MARCH 31, 2011
Increase (Decrease) in Net Assets	September 30, 2011	March 31, 2011
Operations
Net investment income (loss)	$143,903	$299,623
Net realized gain (loss)	108	1,730
Net increase (decrease) in net assets resulting from operations	144,011	301,353

Distributions to Shareholders
From net investment income	(143,903)	(299,623)
From net realized gains	—	(7,418)
Decrease in net assets from distributions	(143,903)	(307,041)

Capital Share Transactions
Proceeds from shares sold	815,736,533	1,062,497,413
Proceeds from reinvestment of distributions	118,311	302,742
Payments for shares redeemed	(835,060,217)	(1,302,942,463)
Net increase (decrease) in net assets from capital share transactions	(19,205,373)	(240,142,308)

Net increase (decrease) in net assets	(19,205,265)	(240,147,996)

Net Assets
Beginning of period	2,913,218,581	3,153,366,577
End of period	$2,894,013,316	$2,913,218,581

Transactions in Shares of the Fund
Sold	815,736,533	1,062,497,413
Issued in reinvestment of distributions	118,311	302,742
Redeemed	(835,060,217)	(1,302,942,463)
Net increase (decrease) in shares of the fund	(19,205,373)	(240,142,308)

See Notes to Financial Statements.

10

Notes to Financial Statements

SEPTEMBER 30, 2011 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Capital Preservation Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under Rule 2a-7 of the 1940 Act. The fund’s investment objective is to seek maximum safety and liquidity. Its secondary objective is to seek to pay shareholders the highest rate of return consistent with safety and liquidity. The fund pursues its objectives by investing in short-term money market securities issued by the U.S. Treasury that are guaranteed by the direct full faith and credit pledge of the U.S. government.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value per share. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued and Forward Commitments — The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as “roll” transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. The fund may make short-term capital gains distributions to comply with the distribution requirements of the Internal Revenue Code. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any long-term capital gains distributions.

11

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1370% to 0.2500%. The rates for the Complex Fee range from 0.2500% to 0.3100%. From April 1, 2011 through July 31, 2011, the investment advisor voluntarily agreed to waive 0.021% of its management fee. In order to maintain a positive yield, ACIM may voluntarily waive a portion of its management fee on a daily basis. This fee waiver may be revised or terminated at any time without notice. The effective annual management fee before waiver for the six months ended September 30, 2011 was 0.47%. The effective annual management fee after waiver for the six months ended September 30, 2011 was 0.06%.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC.

The fund was eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund had a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) was a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). Prior to August 31, 2011, JPM was an equity investor in ACC. The services provided to the fund by JPMIM, JPMIS and JPMCB terminated on July 31, 2011.

4. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Notes	—	$1,401,850,152	—
U.S. Treasury Bills	—	1,025,346,798	—
Temporary Cash Investments	$170,148,503	—	—
Total Value of Investment Securities	$170,148,503	$2,427,196,950	—

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.

13

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period(in thousands)
Investor Class
2011(2)	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.07%(4)	0.48%(4)	0.01%(4)	(0.40)%(4)	$2,894,013
2011	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.17%	0.48%	0.01%	(0.30)%	$2,913,219
2010	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.28%	0.48%	0.01%	(0.19)%	$3,153,367
2009	$1.00	0.01	(0.01)	—	(0.01)	$1.00	0.91%	0.49%	0.49%	0.87%	0.87%	$3,568,285
2008	$1.00	0.04	(0.04)	—	(0.04)	$1.00	3.90%	0.47%	0.47%	3.78%	3.78%	$3,270,834
2007	$1.00	0.04	(0.04)	—	(0.04)	$1.00	4.59%	0.48%	0.48%	4.50%	4.50%	$2,656,986

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)	Six months ended September 30, 2011 (unaudited).
(3)	Per-share amount was less than $0.005.
(4)	Annualized.

See Notes to Financial Statements.

14

Approval of Management Agreement

At a meeting held on June 28, 2011, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

●	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

●	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

●
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

●	data comparing the cost of owning the Fund to the cost of owning similar funds;

●	the Advisor’s compliance policies, procedures, and regulatory experience;

●	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

●	data comparing services provided and charges to other investment management clients of the Advisor; and

●	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

15

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

●	constructing and designing the Fund

●	portfolio research and security selection

●	initial capitalization/funding

●	securities trading

●	Fund administration

●	custody of Fund assets

●	daily valuation of the Fund’s portfolio

●	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

●	legal services

●	regulatory and portfolio compliance

●	financial reporting

●	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval

16

process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

17

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

18

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

19

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Government Income Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-73677   1111

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY GOVERNMENT INCOME TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 29, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 29, 2011